UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21982

Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2024 – November 30, 2024

Item 1. Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Funds Semiannual Report

Guggenheim Strategic Opportunities Fund

GuggenheimInvestments.com	CEF-GOF-SAR-1124

GUGGENHEIMINVESTMENTS.COM/GOF

... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT GUGGENHEIM STRATEGIC OPPORTUNITIES FUND

The shareholder report you are reading right now is just the beginning of the story.

Online at guggenheiminvestments.com/gof, you will find:

• Daily, weekly and monthly data on share prices, net asset values, distributions and more

• Portfolio overviews and performance analyses

• Announcements, press releases and special notices

• Fund and adviser contact information

Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

DEAR SHAREHOLDER (Unaudited)	November 30, 2024

We thank you for your investment in the Guggenheim Strategic Opportunities Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2024 (the “Reporting Period”).

To learn more about the Fund’s performance and investment strategy, we encourage you to read the Economic and Market Overview and the Management’s Discussion of Fund Performance, which begin on page 5. There you will find information on Guggenheim’s investment philosophy, views on the economy and market environment, and information about the factors that impacted the Fund’s performance during the Reporting Period.

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the Reporting Period, the Fund provided a total return based on market price of 15.86% and a total return based on NAV of 9.48%. At the end of the Reporting Period, the Fund’s market price of $15.80 per share represented a premium of 32.22% to its NAV of $11.95 per share.

Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.

During the Reporting Period, the Fund paid a monthly distribution of $0.1821 per share. The most recent distribution represents an annualized distribution rate of 13.83% based on the Fund’s closing market price of $15.80 per share at the end of the Reporting Period.

The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change. There is no guarantee of any future distribution or that the current returns and distribution rate will be maintained. Please see the Distributions to Shareholders & Annualized Distribution Rate table on page 29, and Note 2(f) on page 105 for more information on distributions for the period.

We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described on page 136 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV.

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DEAR SHAREHOLDER (Unaudited) continued	November 30, 2024

Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. The DRIP effectively provides an income averaging technique for shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.

We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gof.

Sincerely,

Guggenheim Funds Investment Advisors, LLC
Guggenheim Strategic Opportunities Fund

December 31, 2024

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ECONOMIC AND MARKET OVERVIEW	November 30, 2024

The U.S. economy has solid momentum heading into 2025, but the policy outlook elevates uncertainty. Recent economic data have been positive: Household income appears on a firmer footing after upward revisions and real labor income continues to expand, indicating a runway for consumer spending. Household balance sheets are also benefiting from rising asset prices, creating a positive wealth effect. While disinflationary progress has stalled in recent months, fundamentals point to a slowdown in inflation, with wage pressures easing and housing inflation moderating. Relief for rate sensitive segments of the economy looked poised to continue as the U.S. Federal Reserve (the “Fed”) proceeded toward a more neutral policy setting.

Investors are now contending with how the evolving policy landscape will alter the pre-election baseline for gradually lower growth, inflation, and interest rates. For the immediate future, the most important factor from the election outcome is likely to be a boost to both consumer and business sentiment, aided by expectations for deregulation and further tax cuts. Post-election surveys have already shown notably increased optimism for the economic outlook, which should help support consumption, investment, and hiring in the coming months.

Looking beyond the immediate sentiment boost, the outlook becomes more uncertain and depends on the ultimate policy mix of the new administration. We see a modest boost to growth from potential deregulation and fiscal policy. Delivering on deregulatory promises could boost productivity growth, though this could take some time to develop. On the other hand, while some of the administration’s proposed policies, such as tariffs and immigration, could hinder growth if fully implemented, our outlook already anticipates slower immigration moderating growth in 2025. Additional restrictions, however, could further weigh on economic expansion. Immigration activity at the border is already down over 70% from its 2023 peak, which may slow both labor supply and consumption in coming quarters.

Altogether, we see moderate growth in the U.S. economy in 2025 as these policy shifts play out. Economic fundamentals remain solid, with strong household and corporate balance sheets. The Fed appears likely to ease policy further, but tariffs or tighter immigration could slow the pace of rate cuts by interrupting the disinflationary trend. We believe this is an ideal environment for active fixed-income management, with still elevated yields offering return potential, solid corporate sector fundamentals, and opportunities presented by significant dispersion among credits and sectors that may continue to shift under a new policy environment.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

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MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE (Unaudited)	November 30, 2024

MANAGEMENT TEAM

Guggenheim Funds Investment Advisors, LLC serves as the investment adviser to Guggenheim Strategic Opportunities Fund (the “Fund”). The Fund is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”).

This team includes Anne B. Walsh, CFA, JD, Managing Partner, Chief Investment Officer of GPIM and Portfolio Manager; Steven H. Brown, CFA, Chief Investment Officer - Fixed Income, Senior Managing Director, and Portfolio Manager; Adam J. Bloch, Managing Director and Portfolio Manager; and Evan L. Serdensky, Managing Director and Portfolio Manager.

Discuss the Fund’s return and return of comparative indices

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the Reporting Period, the Fund provided a total return based on market price of 15.86% and a total return based on NAV of 9.48%. At the end of the Reporting Period, the Fund’s market price of $15.80 per share represented a premium of 32.22% to its NAV of $11.95 per share. At the beginning of the Reporting Period, the Fund’s market price of $14.68 per share represented a premium of 22.85% to its NAV of $11.95 per share.

Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV.

Please refer to the graphs and tables included within the Fund Summary beginning on page 27 for additional information about the Fund’s performance.

The returns for the Reporting Period of indices tracking performance of the asset classes to which the Fund allocates the largest of its investments were:

Index*	Total Return
Bloomberg U.S. Aggregate Bond Index	4.65%
Bloomberg U.S. Corporate Bond Index	5.32%
Bloomberg U.S. Corporate High Yield Index	6.92%
Credit Suisse Leveraged Loan Index	4.09%
ICE Bank of America (“BofA”) Asset Backed Security Master BBB-AA Index	4.34%
NASDAQ - 100 Index	13.36%
Russell 2000 Index	18.40%
Standard & Poor’s 500 (“S&P 500”) Index	15.07%

* See page 10 for Index definitions

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FUND PERFORMANCE (Unaudited) continued	November 30, 2024

Discuss the Fund’s distributions

During the Reporting Period, the Fund paid a monthly distribution of $0.1821 per share. The most recent distribution represents an annualized distribution rate of 13.83% based on the Fund’s closing market price of $15.80 per share at the end of the Reporting Period.

The distributions paid consisted of (i) investment company taxable income taxed as ordinary income, which includes, among other things, short-term capital gain and income from certain hedging and interest rate transactions, (ii) long-term capital gain and (iii) return of capital.

There is no guarantee of any future distribution or that the current returns and distribution rate will be maintained. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change.

Please see the Distributions to Shareholders & Annualized Distribution Rate table on page 29, and Note 2(f) on page 105 for more information on distributions for the period.

Payable Date	Amount
June 28, 2024	$0.1821
July 31, 2024	$0.1821
August 30, 2024	$0.1821
September 30, 2024	$0.1821
October 31, 2024	$0.1821
November 29, 2024	$0.1821
Total	$1.0926

What factors contributed or detracted from the Fund’s Performance during the Reporting Period?

During the Reporting Period, the Fund saw positive performance from income, duration, equities, and credit spread tightening. Earned income contributed the most to performance as the Fund’s diversified allocation to various credit segments generated strong income. Duration contributed to performance as the yield curve bull steepened, meaning yields at the short end of the curve fell more than the long end, with yields on 2-year and 10-year Treasurys finishing 72 basis points and 33 basis points lower, respectively. Additionally, the Fund’s equity allocation, predominately in the form of a proprietary covered call strategy, contributed to overall performance given the strong performance of the equity market over the Reporting Period. Credit spreads also contributed to performance, particularly below investment grade corporate credit, as bank loans and high yield corporates saw spreads tighten.

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Discuss the Fund’s Use of Leverage

At the end of the Reporting Period, the Fund’s leverage was approximately 17% of Managed Assets, compared with approximately 18% at the beginning of the Reporting Period.

The Fund currently employs financial leverage through reverse repurchase agreements and a credit facility with a major bank.

One purpose of leverage is to fund the purchase of additional securities that may provide increased income and potentially greater appreciation to common shareholders than could be achieved from an unlevered portfolio. Leverage may result in greater NAV volatility and entails more downside risk than an unleveraged portfolio.

Given positive total returns over the Reporting Period, the Fund’s use of leverage benefited performance.

Investments in Investment Funds (as defined below in the Risks and Other Considerations section) frequently expose the Fund to an additional layer of financial leverage and the associated risks, such as the magnified effect of any losses.

How did the Fund use derivatives during the Reporting Period?

The Fund used a variety of derivatives during the Reporting Period, both to gain market exposure, as well as to hedge certain risks. The Fund employs a proprietary covered call strategy which involves selling call option derivatives. The Fund also utilized foreign currency forwards to hedge non-USD exposures. The Fund employed index credit default swaps to hedge broad credit market exposure, which detracted slightly from performance. The Fund utilized various interest rate derivatives, including swaps, swaptions, caps, and futures, to both hedge rate risks and to gain market exposure. The Fund also utilized total return swaps to gain long equity exposure. Overall, the use of derivatives contributed to the Fund’s performance during the Reporting Period.

How was the Fund positioned at the end of the Reporting Period?

During the Reporting Period, markets exhibited elevated volatility that we expect could continue as the range of potential paths for the economy remains wide and policy uncertainty is high post-election. This argues for significant diversification and scrutiny in sector allocations, particularly at the issuer level. The Fund has prioritized quality (which takes multiple forms, including focusing on industry market leaders, balance sheet health, and strong credit documents) and industries that may be more resilient across a range of economic and policy outcomes. Though the tightening of spreads has likely pulled forward some expected future total returns across credit markets, we still view the go-forward

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valuation proposition of credit as attractive due to above-average yields across high-quality segments. Issuers in both the high yield and bank loan markets remain areas of focus within the Fund as do certain subsectors of structured credit like commercial asset-backed securities which continue to present opportunities.

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FUND PERFORMANCE (Unaudited) continued	November 30, 2024

Index Definitions

Indices are unmanaged and reflect no expenses. It is not possible to invest directly in an index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

The Bloomberg U.S. Corporate Bond Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity, and quality requirements.

The Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S.-dollar-denominated leveraged loan market.

The ICE Bank of America Asset Backed Security Master BBB-AA Index is a subset of the ICE Bank of America U.S. Fixed Rate Asset Backed Securities Index including all securities rated AA1 through BBB3, inclusive.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/ wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

The Standard & Poor’s 500 (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

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Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass.

There can be no assurance that the Fund will achieve its investment objectives. The net asset value and market price of the Fund’s shares will fluctuate, sometimes independently, based on market, economic, issuer-specific and other factors affecting the Fund and its investments. The market price of Fund shares will either be above (premium) or below (discount) their net asset value. Although the net asset value of Fund shares is often considered in determining whether to purchase or sell Fund shares, whether investors will realize gains or losses upon the sale of Fund shares will depend upon whether the market price of Fund shares at the time of sale is above or below the investor’s purchase price, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s net asset value. Market price movements of Fund shares are thus material to investors and may result in losses, even when net asset value has increased. The Fund is designed for long-term investors; investors should not view the Fund as a vehicle for trading purposes.

Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully. Investors should be aware that the Fund’s investments and a shareholder’s investment in the Fund are subject to various risk factors, including investment risk, which could result in the loss of the entire principal amount that you invest, reduced yield and/or income and sudden and substantial losses. Certain of these risk factors are described below. Please see the Fund’s Prospectus, Statement of Additional Information (SAI), most recent annual report on Form N-CSR and guggenheiminvestments.com/gof for a more detailed description of the risks of investing in the Fund. Shareholders also may access the Fund’s Prospectus, SAI and most recent annual report on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov.

The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Below Investment Grade Securities Risk.

The Fund may invest in Income Securities rated below-investment grade or, if unrated, determined by GPIM to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. Investment in securities of below-investment grade quality involves substantial risk of loss, the risk of which is particularly acute under adverse market or economic conditions. Income Securities of below-investment grade quality are predominantly speculative with respect to the issuer’s continuing capacity to pay interest and repay principal when due and therefore involve additional and heightened risks compared to investment grade bonds, including a greater risk of default or decline in market value or income due to adverse economic and issuer-specific developments, such as financial condition, operating results and outlook and real or perceived adverse economic and competitive industry

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conditions. Accordingly, the performance of the Fund and a shareholder’s investment in the Fund may be adversely affected if an issuer is unable to pay interest and repay principal, either on time or at all. Issuers of below-investment grade securities are not perceived to be as strong financially as those with higher credit ratings. Securities of below investment grade quality may experience greater price volatility than higher-rated securities of similar maturity. Generally, the risks associated with below-investment grade securities are heightened during times of weakening economic conditions or rising interest rates (particularly for issuers that are highly leveraged).

Corporate Bond Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally is expected to rise and fall inversely with interest rates. The market value of a corporate bond is affected by factors directly related to the issuer, such as its credit rating, investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial condition and performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services, as well as general market and economic conditions. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer, which increases risks associated with the bond. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific and other developments.

Common Equity Securities and Covered Call Option Strategy Risk. The Fund may invest in common stocks, limited liability company interests, trust certificates and other equity investments (“Common Equity Securities”). An adverse event, such as an unfavorable earnings report or other corporate development, may depress the value of a particular common stock held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Common Equity Securities’ prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market, and broader domestic and international political and economic events. The prices of Common Equity Securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value

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of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

As part of its Common Equity Securities strategy, the Fund employs a strategy of writing (selling) covered call options (“Covered Call Option Strategy”) and may, from time to time, buy put options or sell covered put options on individual Common Equity Securities and, to a lesser extent, pursue a strategy that includes the sale (writing) of both covered call options and put options on indices of securities and sectors of securities.

The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) to the buyer of the option the underlying instrument upon the option buyer’s exercise of the option. The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. A substantial portion of the options written by the Fund may be over-the-counter (“OTC”) options. OTC options are subject to heightened counterparty, credit, liquidity and valuation risks.

The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its Covered Call Option Strategy. The Fund may write call options on individual securities, securities indices, exchange-traded funds and baskets of securities. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or assets determined to be liquid by GPIM in such amount are designated or earmarked on the Fund’s books and records). As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument, a counterparty to a derivatives transaction or other transaction (such as repurchase agreement or a loan of portfolio securities or other instruments) or other obligor to the Fund is unable or unwilling, or perceived (whether by market participants, rating agencies, pricing services or otherwise) to be unable or unwilling, to pay interest or repay principal on time or defaults or otherwise fails to meet obligations. This risk is heightened in market environments where interest rates are changing, notably when rates are rising or when refinancing obligations becomes more challenging. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition, the value of its assets, prospective earnings, demands for its goods and services or be adversely affected by economic, political or social conditions that could lower the financial condition or credit quality (or the market’s perception of the credit quality) of the issuer, instrument, guarantor or counterparty, leading to greater volatility

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in the price of the instrument and in shares of the Fund. Although credit quality may not accurately reflect the true credit risk of an instrument, credit quality (and credit risks) are subject to change and a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s value, price volatility and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is heightened in market environments where interest rates are changing, notably when rates are rising. High yield or below investment grade securities are particularly subject to credit risk.

Current Fixed-Income and Debt Market Conditions. Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the inflation rates in recent periods, governmental authorities may implement significant fiscal and monetary policy changes, including changing interest rates and implementation of quantitative tightening or easing. These actions present heightened risks, particularly to fixed-income and debt instruments, and such risks could be even further heightened if these actions are ineffective in achieving their desired outcomes or are quickly reversed. It is difficult to accurately predict changes in the U.S. Federal Reserve Board’s (“Federal Reserve”) monetary policies and the effect of any such changes or policies. Certain economic conditions and market environments will expose fixed-income and debt instruments to heightened volatility and reduced liquidity, which can impact the Fund’s investments and may negatively impact the Fund’s characteristics, which in turn would impact performance.

Derivatives Transactions Risk. The Fund may utilize derivatives, including options, futures contracts, swap agreements, forward foreign currency exchange contracts and other similar strategic transactions, to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy and put option writing strategy). There may be imperfect correlation between the value of derivative instruments and the underlying assets. Derivatives transactions may be subject to risks associated with the possible default of the other party to the transaction. Derivative instruments may be illiquid. Certain derivatives transactions may have economic characteristics similar to leverage, in that relatively small market movements may result in large changes in the value of an investment. Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Changes in value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. Furthermore, the Fund’s ability to successfully use derivatives transactions depends on GPIM’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic and market factors, which cannot be assured. Derivatives transactions utilizing instruments denominated in foreign currencies will expose the Fund to foreign currency risk. To the extent the Fund enters into derivatives transactions to hedge exposure to foreign currencies, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market

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values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Derivatives transactions involve risks of mispricing or improper valuation. The Fund may be required to deposit amounts as premiums or to be held in margin accounts. Such amounts may not otherwise be available to the Fund for investment purposes. Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

Equity Securities Risk. Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks) such as limited liability company interests and trust certificates. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition or performance and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund.

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be sudden, significant and frequent and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments or increase risks associated with such investments, such as credit or default risks. In addition, changes in interest rates can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, and when interest rates decrease, the values of fixed-income and other debt instruments rise. Changes in interest rates also adversely affect the yield generated by certain fixed-income and other debt and senior equity securities (“Income Securities”) or result in the issuance of lower yielding Income Securities. The U.S. Federal Reserve Board (“Federal Reserve”) has changed interest rates recently in response to economic conditions, including inflation rates. The Federal Reserve’s actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. It is difficult to accurately predict how long, and whether, the Federal Reserve’s current stance on interest rates will persist and the impact these actions will have on the economy and the Fund’s investments and the markets where they trade. The Federal Reserve’s monetary policy is subject to change at any time and potentially frequently based on a variety of market and economic conditions.

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Investment in Loans Risk. The Fund may purchase loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately because of, among other factors, limited public information regarding the loans or the borrowers and may be more susceptible to liquidity risk than fixed income instruments of similar credit quality and/or maturity. Risks associated with investments in loans are increased if the loans are secured by a single asset. Loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. The Fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. Exposure may also be obtained to covenant-lite obligations through investment in securitization vehicles and other structured products. Covenant-lite obligations may carry more risk than loans with financial covenants as they allow borrowers to engage in activities that would otherwise be difficult or impossible under an agreement that is not covenant-lite. In the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default. In addition, the Fund may receive less or less frequent financial reporting from a borrower under a covenant-lite obligation, which may result in more limited access to financial information, difficulty evaluating the borrower’s financial performance over time and delays in exercising rights and remedies in the event of a significant financial decline.

Senior Loans Risk. The Fund may invest in senior secured floating rate loans made to corporations and other non-governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets of the borrower, including stock owned by the borrower in its subsidiaries, that is senior to that held by junior lien creditors, subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are typically below-investment grade and are considered speculative because of the credit risk of the applicable issuer, including increased credit risk. The risks associated with Senior Loans of below investment grade quality are similar to the risks of other lower grade securities, although Senior Loans are typically senior in payment priority and secured on a senior priority basis in contrast to subordinated and unsecured securities.

There is less readily-available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is rarely a minimum rating or other independent evaluation of a borrower or its securities, and GPIM relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of GPIM with respect to investments in Senior Loans. GPIM’s judgment

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about the credit quality of a borrower may be wrong. Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.

In addition, extension risk (the risk that payments on principal will occur at a slower rate or later than expected) is heightened in market environments where interest rates are higher or rising. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, or changing interest rates (notably increases), delinquencies and losses generally increase, sometimes dramatically, with respect to obligations under such loans. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs.

Second Lien Loans Risk. The Fund may invest in “second lien” secured floating rate loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are typically second in right of payment and/or second in right of priority with respect to collateral remedies to one or more Senior Loans of the related borrower. Second Lien Loans are subject to the same risks associated with investment in Senior Loans and other lower grade Income Securities. However, Second Lien Loans are second in right of payment and/or second in right of priority with respect to collateral remedies to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and/or the value of any property securing the Loan may be insufficient to meet scheduled payments or otherwise be available to repay the Loan after giving effect to payments in respect of a Senior Loan, including payments made with the proceeds of any property securing the Loan and any senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure.

Subordinated Secured Loans Risk. Subordinated secured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher ranking secured obligations of the borrower. Subordinated secured loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.

Unsecured Loans Risk. Unsecured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific

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collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured loans and may be less liquid.

Leverage Risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, causes the Fund to be more volatile and riskier than if it had not been leveraged. Although the use of leverage by the Fund may create an opportunity for increased return, it also results in additional risks and can magnify the effect of any losses and may be subject to increased borrowing rates. The effect of leverage in a declining market is likely to cause a greater decline in the net asset value of the Fund than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund shares. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. When the cost of leverage is no longer favorable, or when the Fund is otherwise required to reduce its leverage, the Fund may not be able to maintain distributions at historical levels and common shareholders will bear any costs associated with selling portfolio securities. The Fund’s total leverage, and associated borrowing costs, may vary significantly over time. To the extent the Fund increases its amount of leverage outstanding, it will be more exposed to these risks and pay greater borrowing costs. Investments in Investment Funds (as defined below) and certain other pooled and structured finance vehicles, such as collateralized loan obligations, frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to leverage risk.

Liquidity Risk. The Fund may invest without limitation in Income Securities for which there is no readily available trading market or which are unregistered, restricted or otherwise illiquid, including certain high-yield securities. The Fund invests in privately issued securities of both public and private companies, which may be illiquid. The Fund may not be able to readily dispose of illiquid securities and obligations at prices that approximate those at which the Fund could sell such assets and obligations if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. As a result, the Fund may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. The capacity of market makers of fixed-income and other debt instruments has not kept pace with the consistent growth in these markets over the past decades, which has led to reduced levels in the capacity of these market makers to engage in trading and provide liquidity to markets. In addition, limited liquidity could affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make distributions. Dislocations in certain parts of markets have in the past and may in the future result in reduced liquidity for certain investments. Liquidity of financial markets may also be affected by government intervention and political, social, public health, economic or market developments (including rapid interest rate changes). Liquidity risk is heightened in a changing interest rate environment, particularly for fixed-income and other debt instruments.

Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. GPIM will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results or expected

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returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. The Fund’s allocation of its investments across various asset classes and sectors may vary significantly over time based on GPIM’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The ability of the Fund to achieve its investment objective depends, in part, on GPIM’s investment decisions and the ability of GPIM to allocate effectively the Fund’s assets among multiple investment strategies, underlying funds and investments and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or underlying fund or investment will achieve its particular investment objective.

Investment and Market Risk. An investment in the common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. During periods of adverse economic, financial, market, geopolitical, labor and public health conditions, the risks associated with an investment in Common Shares may be heightened. An investment in the common shares represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. The value of certain investments (e.g., equity securities) tends to fluctuate more dramatically over the shorter term than do the value of other asset classes. These fluctuations may occur frequently and in large amounts. These movements may result from factors affecting individual companies or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political (including geopolitical), social or financial market conditions, tariffs and trade disruptions, recession, changes in currency rates, increased instability or general uncertainty, extreme weather, natural/ environmental or man-made disasters, cyber attacks, terrorism, governmental or quasigovernmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened war or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar types of events, each of which may be temporary or last for extended periods. Many economies and markets have experienced high inflation rates in recent periods. In response to such inflation, governmental and quasi-governmental authorities have implemented significant fiscal and monetary policies such as increasing interest rates and quantitative tightening (reduction of money available in the market) which may adversely affect financial markets and the broader economy, as well as the Fund’s performance. Administrative changes, policy reform and/or changes in law or governmental regulations can result in expropriation or nationalization of the investments of a company in which the Fund invests. In addition, adverse changes in one sector or industry or with respect to a particular company could negatively impact companies in other sectors or industries or increase market volatility as a result of the interconnected nature of economies and markets and thus negatively affect the Fund’s performance. For example, developments in the banking or financial services sectors (or one or more companies operating in these sectors) could adversely impact a wide range of companies and issuers. These types of adverse developments could negatively affect the Fund’s performance or operations. It may be difficult for the market to assess the immediate impact of an event on an issuer or

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security due to uncertainty that may surround such events; the impact of such an event on a security’s valuation may be delayed.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets and the Fund’s investments may underperform general securities markets or other investments. Volatility of financial markets, including potentially extreme volatility caused by the events described above or other events, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity, increased volatility and valuation risks and longer than usual trade settlement periods. Moreover, changing economic, political, social, geopolitical, financial market, or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets.

At any point in time, your common shares may be worth less than your original investment, even after including the reinvestment of Fund dividends and distributions.

Preferred Securities/Preferred Stock Risk. The Fund may invest in preferred stock, which represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock, to the extent proceeds are available after paying any more senior creditors. As such, preferred stock is inherently riskier than the bonds and other debt instruments of the issuer, but less risky than its common stock. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip (in the case of “non-cumulative” preferred stocks) or defer (in the case of “cumulative” preferred stocks) dividend payments. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund may be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt and common stock

Prepayment and Extension Risk. Certain debt instruments, including loans and loan participations (including senior secured floating rate loans, “second lien” secured floating rate loans, and other types of secured and unsecured loans with fixed and variable interest rates) (collectively, “Loans”) and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected (or an investment is converted or redeemed prior to maturity). These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates. For example, an issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit

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spreads and improvements in the issuer’s credit quality). If an issuer calls or “prepays” a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested, thus potentially reducing the Fund’s yield. Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. Loans and mortgage- and other asset-backed securities are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates (or narrower spreads) as issuers of higher interest rate debt instruments pay off debts earlier than expected. In addition, the Fund may lose any premiums paid to acquire the investment. Other factors, such as excess cash flows, may also contribute to prepayment risk. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments. In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield. In addition, certain debt instruments, including mortgage- and other ABS, are subject to extension risk, the risk that payments on principal may occur at a slower rate or later than expected. In this event, the expected maturity could lengthen as short or intermediate-term instruments become longer-term instruments, which would make the investment more sensitive to changes in interest rates.

Short Sales Risk. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Structured Finance Investments Risk. The Fund’s structured finance investments may consist of residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) issued by governmental entities and private issuers, asset-backed securities (“ABS”), structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund generally has the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. The Fund may invest in structured finance products collateralized by low grade or defaulted loans or securities. Investments in such structured finance products are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of and income from such securities. Moreover, other types of events, domestic or international, may affect general economic conditions and financial markets, such as pandemics, armed conflicts, energy supply or price disruptions, natural disasters and man-made disasters, which may have a significant effect on the underlying assets. Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in structured finance securities may be characterized by the Fund as illiquid securities; however, such securities may be considered liquid in some circumstances.

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Mortgage-Backed Securities (“MBS”) Risk. MBS represent an interest in a pool of mortgages. MBS generally are classified as either commercial mortgage-backed securities (“CMBS”) or residential mortgage-backed securities (“RMBS”), each of which are subject to certain specific risks. The risks associated with MBS include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); (3) risks associated with the servicer of the underlying mortgages; (4) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (5) prepayment and extension risks associated with the underlying assets of certain MBS, which can shorten the weighted average maturity and lower the return of the MBS, or lengthen the expected maturity, respectively, leading to significant fluctuations in the value of and income generated by the MBS; (6) loss of all or part of the premium, if any, paid; and (7) decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. The value of MBS may be substantially dependent on the servicing of the underlying pool of mortgages. Income from and values of RMBS and CMBS also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural technological, global or local economic developments, as well as reduced demand for properties and public health conditions. Income from and values of MBS also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural technological, global or local economic developments, as well as reduced demand for properties.

Non-agency MBS (i.e., MBS issued by commercial banks, savings and loans institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers) are subject to the risk that the value of such securities will decline because, among other things, the securities are not guaranteed as to principal or interest by the U.S. government or a government sponsored enterprise. Non-agency MBS typically have less favorable underwriting characteristics (such as credit and default risk and collateral) and a wider range in terms (such as interest rate, term and borrower characteristics) than agency MBS. When issued in different tranches, individual tranches of non-agency MBS may subject to increased (and sometimes different) credit, prepayment and liquidity and valuation risks as compared to other tranches. Non-agency MBS are often subject to greater credit, prepayment and liquidity and valuation risks than agency MBS, and they are generally subject to greater price fluctuation and likelihood of reduced income than agency MBS, especially during periods of weakness or perceived weakness in the mortgage and real estate sectors.

The general effects of inflation on the U.S. economy can be wide-ranging, as evidenced by rising interest rates, wages and costs of consumer goods and necessities. The long-term effects of inflation on the general economy and on any individual mortgagor are unclear, and in certain cases, rising inflation and costs may affect a mortgagor’s ability to repay its related mortgage loan, thereby reducing the amount received by the holders of MBS with respect to such mortgage loan. Additionally, increased rates of

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inflation may negatively affect the value of certain MBS in the secondary market. MBS are particularly sensitive to changes in interest rates. During periods of declining economic conditions, losses on mortgages underlying MBS generally increase.

In addition, MBS, such as CMBS and RMBS, are subject to the risks of asset-backed securities generally and are particularly sensitive to changes in interest rates and developments in the commercial or residential real estate markets, which may adversely affect the Fund’s holdings of MBS. For example, rising interest rates generally result in a decline in the value of mortgage-related securities, such as CMBS and RMBS. MBS are also subject to risks similar to those associated with investing in real estate, such as the possible decline in the value of (or income generated by) the real estate, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, changes in interest rates and changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive.

Commercial Mortgage-Backed Securities Risk. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and providing for payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Economic downturns and other events that limit the activities of and demand for commercial retail and office spaces adversely impact the value of such securities. For example, economic decline in the businesses operated by the tenants of office properties may increase the likelihood that the tenants may be unable to pay their rents or that properties may be unable to attract or retain tenants.

Residential Mortgage-Backed Securities Risk. Home mortgage loans are typically grouped together into pools by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. RMBS are particularly subject to the credit risk of the borrower. Credit-related risk on RMBS primarily arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. RMBS are also subject to the risks of MBS generally and the residential real estate markets. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. The risk of non-payment is greater for RMBS that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. RMBS are also subject to risks associated with the actions of mortgage lenders in the marketplace, which may reduce the availability of mortgage credit to prospective mortgagors. This may result in limited financing alternatives for mortgagors seeking to refinance their existing loans, which may in turn result in higher rates of delinquencies, defaults and losses on mortgages.

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Asset-Backed Securities Risk. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly or other periodic payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets, which may be insufficient to make interest and principal payments. The recoveries on the underlying collateral may not, in some cases, be sufficient to support payments on these securities, or may be unavailable in the event of a default and enforcing rights with respect to these assets or collateral may be difficult and costly, which may result in losses to investors in an ABS. The collateral underlying ABS may constitute assets related to a wide range of industries such as credit card and automobile receivables or other assets derived from consumer, commercial or corporate sectors, and these underlying assets may be secured or unsecured. ABS are particularly subject to interest rate risk and credit risk. Compared to other fixed income investments with similar maturity and credit, ABS generally increase in value to a lesser extent when interest rates decline and generally decline in value to a similar or greater extent when interest rates rise.

CLO, CDO and CBO Risk. In addition to the general risks (such as interest rate risk, prepayment risk, extension risk, market risk, credit risk and liquidity and valuation risk) associated with debt securities discussed herein, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and collateralized bond obligations (“CBOs”) are subject to additional risks due to their complex structure and highly leveraged nature, such as higher risk of volatility and magnified financial losses. CLOs, CDOs and CBOs are subject to risks associated with the possibility that distributions from collateral securities may not be adequate to make interest or other payments. The value of and income from securities issued by CLOs, CDOs and CBOs also may decrease because of, among other developments, changes in market value; underlying loan, debt or bond defaults or delinquencies; changes in the market’s perception of the creditworthiness of the servicer of the assets, the originator of an asset in the pool, or the financial institution or fund providing the credit support or enhancement; loan performance and prices; broader market sentiment, including expectations regarding future loan defaults; liquidity conditions; and supply and demand for structured products. Additionally, the indirect investment structure of CLOs, CDOs and CBOs presents certain risks to the Fund such as less liquidity compared with holding the underlying assets directly. CLOs, CDOs and CBOs normally charge management fees and administrative expenses, which would be borne by the Fund. The terms of many structured finance investments, including CLOs, CDOs and CBOs, are tied to the Secured Overnight Financing Rate (“SOFR”) or other reference rates based on SOFR. These relatively new and developing rates may not match the reference rate applicable to the underlying assets related to these investments. These events may adversely affect the Fund and its investments in CLOs, CDOs and CBOs, including their value, volatility and liquidity.

Valuation Risk. The Fund may invest without limitation in unregistered securities, restricted securities and securities for which there is no readily available trading market. It may be difficult for the Fund to purchase and sell a particular investment at the price at which it has been valued by the Fund

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FUND PERFORMANCE (Unaudited) continued	November 30, 2024

for purposes of the Fund’s net asset value, causing the Fund to be unable to realize what the Fund believes should be the price of the investment. The Fund’s ability to sell an instrument under favorable conditions may also be negatively impacted by, among other things, other market participants selling the same or similar instruments at the same time or legal restrictions on the instrument’s resale. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and thus particularly prone to the foregoing risks.

Investment Funds Risk. As an alternative to holding investments directly, the Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles (collectively, “Investment Funds”).

These investments include open-end funds, closed-end funds, exchange-traded funds and business development companies as well as other pooled investment vehicles. Investments in Investment Funds present certain special considerations and risks not present in making direct investments in Income Securities and Common Equity Securities, and in addition to these risks, investments in Investment Funds subject the Fund to the risks affecting such Investment Funds and involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investment in another Investment Fund are borne indirectly by Common Shareholders. Accordingly, investment in such entities involves expenses and fees at both levels. Fees charged by other Investment Funds in which the Fund invests may be similar to the fees charged by the Fund and can include asset-based management fees and administrative fees payable to such entities’ advisers and managers, as well as other expenses borne by such entities. To the extent management fees of Investment Funds are based on total gross assets, it may create an incentive for such entities’ managers to employ Financial Leverage, thereby adding additional expense and increasing volatility and risk (including the Fund’s overall exposure to leverage risk). Fees payable to advisers and managers of Investment Funds may include performance-based incentive fees calculated as a percentage of profits. Such incentive fees directly reduce the return that otherwise would have been earned by investors over the applicable period. A performance-based fee arrangement may create incentives for an adviser or manager to take greater investment risks in the hope of earning a higher profit participation.

Investments in Investment Funds frequently expose the Fund to an additional layer of Financial Leverage and, thus, increase the Fund’s exposure to leverage risk and costs. From time to time, the Fund may invest a significant portion of its assets in Investment Funds that employ leverage. The use of leverage by Investment Funds may cause the Investments Funds’ market price of common shares and/or NAV to be more volatile and can magnify the effect of any losses. Investments in Investment Funds expose the Fund to additional management risk. The success of the Fund’s investments in Investment Funds will depend in large part on the investment skills and implementation abilities of the advisers or managers

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 25

MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE (Unaudited) continued	November 30, 2024

of such entities. Decisions made by the advisers or managers of such entities may cause the Fund to incur losses or to miss profit opportunities. While GPIM will seek to evaluate managers of Investment Funds and where possible independently evaluate the underlying assets, a substantial degree of reliance on such entities’ managers is nevertheless present with such investments.

When the Fund invests in private investment funds, such investments pose additional risks to the Fund, in addition to those risks described above with respect to all Investment Funds. Certain private investment funds involve capital call provisions under which an investor is obligated to make additional investments at specified levels even if it would otherwise choose not to. Investments in private investment funds may have very limited liquidity. Often there will be no secondary market for such investments and the ability to redeem or otherwise withdraw from a private investment fund may be prohibited during the term of the private investment fund or, if permitted, may be infrequent. Certain private investment funds are subject to “lock-up” periods of a year or more. The valuation of investments in private investment funds are often subject to high conflicts and valuation risks. Investors in private investment funds are also often exposed to increased leverage risk.

Operational Risk. The Fund is exposed to, and may be subject to losses from, operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology, systems failures or external events, including natural disasters. The Fund and its service providers, including the Investment Manager, seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

In addition to the foregoing risks, investors should note that the Fund reserves the right to merge or reorganize with another fund, liquidate or convert into an open-end fund, in each case subject to applicable approvals by shareholders and the Fund’s Board of Trustees as required by law and the Fund’s governing documents.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

26 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited)	November 30, 2024

Fund Statistics
Market Price	$15.80
Net Asset Value	$11.95
Premium to NAV	32.22%
Net Assets ($000)	$1,865,016

AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED NOVEMBER 30, 2024
	Six month	One	Three	Five	Ten
	(non-annualized)	Year	Year	Year	Year
Guggenheim Strategic Opportunities Fund
NAV	9.48%	18.93%	6.39%	8.60%	8.81%
Market	15.86%	38.41%	9.23%	10.04%	9.70%
Bloomberg U.S. Aggregate
Bond Index	4.65%	6.88%	(1.95%)	(0.01%)	1.52%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gof. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.

The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Portfolio Breakdown	% of Net Assets
Investments
Corporate Bonds	41.9%
Senior Floating Rate Interests	39.0%
Asset-Backed Securities	20.2%
Collateralized Mortgage Obligations	7.0%
Preferred Stocks	5.5%
U.S. Government Securities	3.8%
Closed-End Mutual Funds	1.2%
Money Market Fund	0.9%
Other	1.3%
Total Investments	120.8%
Interest Rate Swaptions Written	(0.0%)*
Options Written	(0.2%)
Other Assets & Liabilities, net	(20.6%)
Net Assets	100.0%

* Less than 0.1%.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 27

FUND SUMMARY (Unaudited) continued	November 30, 2024

Ten Largest Holdings[1]	% of Net Assets
Madison Park Funding LIII Ltd., 10.62%	1.0%
Freddie Mac, 5.50%	1.0%
Obra Longevity, 8.48%	1.0%
Thunderbird A, 5.50%	0.9%
Lightning A, 5.50%	0.9%
Guggenheim Active Allocation Fund	0.8%
AP Grange Holdings, 6.50%	0.6%
Hotwire Funding LLC, 8.84%	0.6%
CIFC Funding Ltd., 11.91%	0.6%
Morgan Stanley Finance LLC, 0.50%	0.6%
Top Ten Total	8.0%

1 “Ten Largest Holdings” excludes any temporary cash or derivative investments.

Portfolio breakdown and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

Portfolio Composition by Quality Rating[1]

% of Total
Rating	Investments
Fixed Income Investments
AAA	1.0%
AA	3.1%
A	6.1%
BBB	10.6%
BB	20.7%
B	33.9%
CCC	3.9%
CC	0.0%*
C	0.1%
D	0.1%
NR2	11.1%
Other Investments	9.4%
Total Investments	100.0%

1	Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating.
2	NR (not rated) securities do not necessarily indicate low credit quality.
*	Less than 0.1%.

28 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	November 30, 2024

Market Price & NAV History

Distributions to Shareholders & Annualized Distribution Rate

All or a portion of the above distributions may be characterized as a return of capital. For the calendar year ended December 31, 2024, 39% of the distributions were characterized as ordinary income, 6% of the distributions were characterized as long-term capital gains, and 55% of the distributions were characterized as return of capital. The final determination of the tax character of the distributions paid by the Fund in 2024 will be reported to shareholders in January 2025.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7%
Consumer, Non-cyclical – 0.2%
Endo, Inc.*	68,570	$ 1,563,396
Cengage Learning Holdings II, Inc.*,††	11,127	209,324
Corpay, Inc.*,1	54	20,584
PayPal Holdings, Inc.*,1	235	20,391
Quanta Services, Inc.[1]	58	19,982
United Rentals, Inc.[1]	23	19,918
Bristol-Myers Squibb Co.[1]	333	19,720
Incyte Corp.*,1	253	18,871
Waters Corp.*,1	49	18,851
Insulet Corp.*,1	70	18,675
Intuitive Surgical, Inc.*,1	34	18,428
Gilead Sciences, Inc.[1]	199	18,424
Viatris, Inc.[1]	1,397	18,287
McKesson Corp.[1]	29	18,226
Automatic Data Processing, Inc.[1]	59	18,109
Corteva, Inc.[1]	289	17,987
Altria Group, Inc.[1]	311	17,957
Boston Scientific Corp.*,1	198	17,951
Labcorp Holdings, Inc.[1]	74	17,846
Cintas Corp.[1]	79	17,838
Molson Coors Beverage Co. — Class B1	287	17,811
Kroger Co.[1]	291	17,774
Cardinal Health, Inc.[1]	144	17,603
Moody’s Corp.[1]	35	17,499
Philip Morris International, Inc.[1]	131	17,431
Henry Schein, Inc.*,1	226	17,413
Quest Diagnostics, Inc.[1]	107	17,405
Verisk Analytics, Inc. — Class A1	59	17,358
Tyson Foods, Inc. — Class A1	268	17,286
Global Payments, Inc.[1]	145	17,249
UnitedHealth Group, Inc.[1]	28	17,086
S&P Global, Inc.[1]	33	17,065
Kenvue, Inc.[1]	704	16,952
Monster Beverage Corp.*,1	307	16,925
Stryker Corp.[1]	43	16,862
Cencora, Inc. — Class A1	67	16,854
Solventum Corp.*,1	235	16,805
DaVita, Inc.*,1	101	16,783
Catalent, Inc.*,1	273	16,683
Procter & Gamble Co.[1]	93	16,671
Kellanova[1]	204	16,583

See notes to financial statements.

30 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Consumer, Non-cyclical – 0.2% (continued)
MarketAxess Holdings, Inc.[1]	64	$ 16,556
Clorox Co.[1]	99	16,550
Church & Dwight Company, Inc.[1]	150	16,520
Abbott Laboratories[1]	139	16,509
ResMed, Inc.[1]	66	16,435
Rollins, Inc.[1]	321	16,156
Lamb Weston Holdings, Inc.[1]	209	16,143
Hologic, Inc.*,1	203	16,139
Sysco Corp.[1]	209	16,116
Zimmer Biomet Holdings, Inc.[1]	143	16,030
Hormel Foods Corp.[1]	494	16,021
West Pharmaceutical Services, Inc.[1]	49	15,958
Agilent Technologies, Inc.[1]	115	15,867
Medtronic plc[1]	183	15,837
Bio-Techne Corp.[1]	210	15,826
J M Smucker Co.[1]	134	15,784
Revvity, Inc.[1]	135	15,679
Kimberly-Clark Corp.[1]	112	15,607
Cooper Companies, Inc.*,1	149	15,565
AbbVie, Inc.[1]	85	15,549
Johnson & Johnson[1]	100	15,501
GE HealthCare Technologies, Inc.[1]	186	15,479
Vertex Pharmaceuticals, Inc.*,1	33	15,448
McCormick & Company, Inc.[1]	197	15,447
CVS Health Corp.[1]	256	15,322
Cigna Group[1]	45	15,201
PepsiCo, Inc.[1]	93	15,201
Colgate-Palmolive Co.[1]	156	15,074
Zoetis, Inc.[1]	86	15,072
Constellation Brands, Inc. — Class A2	62	14,939
The Campbell’s Co.[1]	322	14,876
Becton Dickinson & Co.[1]	67	14,867
General Mills, Inc.[1]	224	14,842
Coca-Cola Co.[1]	231	14,802
Charles River Laboratories International, Inc.*,1	74	14,730
STERIS plc[1]	67	14,677
Kraft Heinz Co.[1]	458	14,642
Pfizer, Inc.[1]	558	14,625
Avery Dennison Corp.[1]	71	14,622
Edwards Lifesciences Corp.*,1	204	14,555
Universal Health Services, Inc. — Class B1	71	14,555

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Consumer, Non-cyclical – 0.2% (continued)
Archer-Daniels-Midland Co.[1]	265	$ 14,469
Danaher Corp.[1]	60	14,381
Keurig Dr Pepper, Inc.[1]	438	14,301
Bunge Global S.A.[1]	159	14,269
Hershey Co.[1]	81	14,267
Mondelez International, Inc. — Class A1	219	14,224
Align Technology, Inc.*,1	61	14,199
Conagra Brands, Inc.[1]	514	14,161
Amgen, Inc.[1]	50	14,144
Brown-Forman Corp. — Class B1	336	14,139
Equifax, Inc.[1]	54	14,124
Humana, Inc.[1]	47	13,930
Dexcom, Inc.*,1	178	13,882
Baxter International, Inc.[1]	409	13,787
Thermo Fisher Scientific, Inc.[1]	26	13,770
HCA Healthcare, Inc.[1]	42	13,743
Eli Lilly & Co.[1]	17	13,521
IQVIA Holdings, Inc.*,1	67	13,456
Molina Healthcare, Inc.*,1	45	13,405
Merck & Company, Inc.[1]	130	13,213
IDEXX Laboratories, Inc.*,1	31	13,074
Teleflex, Inc.[1]	67	12,921
Centene Corp.*,1	214	12,840
Biogen, Inc.*,1	75	12,047
Elevance Health, Inc.[1]	29	11,802
Estee Lauder Companies, Inc. — Class A1	156	11,251
Regeneron Pharmaceuticals, Inc.*,1	14	10,503
Moderna, Inc.*,1	173	7,450
Save-A-Lot*,†††	1,871,199	187
Total Consumer, Non-cyclical		3,477,647
Financial – 0.1%
Checkers Holdings, Inc.*,†††	84,343	335,685
Synchrony Financial[1]	350	23,632
Discover Financial Services[1]	125	22,804
Raymond James Financial, Inc.[1]	134	22,684
Capital One Financial Corp.[1]	115	22,081
Wells Fargo & Co.[1]	288	21,937
Morgan Stanley[1]	164	21,584
M&T Bank Corp.[1]	98	21,559
Blackstone, Inc. — Class A1	109	20,829
Goldman Sachs Group, Inc.[1]	34	20,691

See notes to financial statements.

32 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Financial – 0.1% (continued)
Northern Trust Corp.[1]	186	$ 20,676
Ameriprise Financial, Inc.[1]	36	20,663
Huntington Bancshares, Inc.[1]	1,146	20,639
Regions Financial Corp.[1]	750	20,445
JPMorgan Chase & Co.[1]	80	19,978
PNC Financial Services Group, Inc.[1]	93	19,969
Digital Realty Trust, Inc. REIT[1]	102	19,960
KeyCorp[1]	1,024	19,947
Citizens Financial Group, Inc.[1]	411	19,786
U.S. Bancorp[1]	369	19,664
Bank of New York Mellon Corp.[1]	240	19,649
Charles Schwab Corp.[1]	236	19,531
Assurant, Inc.[1]	86	19,531
State Street Corp.[1]	198	19,505
American Express Co.[1]	64	19,499
CBRE Group, Inc. — Class A*,1	139	19,459
Blackrock, Inc.[1]	19	19,433
Cincinnati Financial Corp.[1]	121	19,339
Bank of America Corp.[1]	407	19,337
Citigroup, Inc.[1]	272	19,277
MetLife, Inc.[1]	216	19,058
Fifth Third Bancorp[1]	392	18,839
Truist Financial Corp.[1]	394	18,786
Nasdaq, Inc.[1]	226	18,756
Aon plc — Class A1	47	18,402
Invesco Ltd.[1]	1,017	18,398
Simon Property Group, Inc. REIT[1]	100	18,360
Travelers Companies, Inc.[1]	69	18,357
Willis Towers Watson plc[1]	57	18,354
W R Berkley Corp.[1]	281	18,138
Brown & Brown, Inc.[1]	160	18,096
Allstate Corp.[1]	87	18,043
Loews Corp.[1]	207	17,953
Berkshire Hathaway, Inc. — Class B*,1	37	17,872
Prudential Financial, Inc.[1]	138	17,859
CME Group, Inc. — Class A1	75	17,850
T. Rowe Price Group, Inc.[1]	144	17,833
Equinix, Inc. REIT[1]	18	17,667
Visa, Inc. — Class A1	56	17,644
Hartford Financial Services Group, Inc.[1]	143	17,633
Mastercard, Inc. — Class A1	33	17,587

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Financial – 0.1% (continued)
Welltower, Inc. REIT[1]	127	$ 17,549
Kimco Realty Corp. REIT[1]	686	17,541
Iron Mountain, Inc. REIT	141	17,437
Principal Financial Group, Inc.[1]	199	17,331
Aflac, Inc.[1]	152	17,328
Progressive Corp.	64	17,208
Arthur J Gallagher & Co.[1]	55	17,173
KKR & Company, Inc. — Class A1	105	17,101
Cboe Global Markets, Inc.[1]	79	17,052
BXP, Inc. REIT[1]	206	16,890
Marsh & McLennan Companies, Inc.[1]	72	16,793
Regency Centers Corp. REIT[1]	221	16,705
American International Group, Inc.[1]	215	16,529
Franklin Resources, Inc.[1]	725	16,501
Camden Property Trust REIT[1]	131	16,480
AvalonBay Communities, Inc. REIT[1]	70	16,475
Chubb Ltd.[1]	57	16,458
Intercontinental Exchange, Inc.[1]	102	16,418
Federal Realty Investment Trust REIT[1]	140	16,331
Everest Group Ltd.[1]	42	16,277
CoStar Group, Inc.*,1	200	16,268
Mid-America Apartment Communities, Inc. REIT[1]	99	16,252
Ventas, Inc. REIT[1]	253	16,210
Equity Residential REIT[1]	211	16,175
Essex Property Trust, Inc. REIT[1]	52	16,144
Healthpeak Properties, Inc. REIT[1]	730	16,053
UDR, Inc. REIT[1]	350	16,051
Public Storage REIT[1]	46	16,010
Host Hotels & Resorts, Inc. REIT[1]	869	16,007
Weyerhaeuser Co. REIT[1]	496	16,001
Extra Space Storage, Inc. REIT[1]	93	15,899
VICI Properties, Inc. REIT[1]	485	15,816
Globe Life, Inc.[1]	139	15,462
SBA Communications Corp. REIT[1]	68	15,385
Realty Income Corp. REIT[1]	263	15,225
Invitation Homes, Inc. REIT[1]	437	14,967
Arch Capital Group Ltd.[1]	147	14,806
Crown Castle, Inc. REIT[1]	139	14,769
Prologis, Inc. REIT[1]	126	14,714
American Tower Corp. — Class A REIT[1]	69	14,421
Alexandria Real Estate Equities, Inc. REIT[1]	129	14,220

See notes to financial statements.

34 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Financial – 0.1% (continued)
Erie Indemnity Co. — Class A1	16	$ 7,049
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	3,345,000	335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	1,900,000	190
Avison Young (Canada), Inc.*,††	579	174
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,3	1,042,740	104
Sparta Systems*,†††	1,922	–
Total Financial		1,983,542
Consumer, Cyclical – 0.1%
SHO Holding I Corp.*,†††	768	603,009
Exide Technologies*,†††	342	341,710
United Airlines Holdings, Inc.*,1	318	30,792
Tesla, Inc.*,1	72	24,852
Carnival Corp.*,1	955	24,286
Royal Caribbean Cruises Ltd.[1]	98	23,918
Norwegian Cruise Line Holdings Ltd.*,1	849	22,829
Live Nation Entertainment, Inc.*,1	165	22,811
Tapestry, Inc.[1]	364	22,670
Delta Air Lines, Inc.[1]	339	21,635
Cummins, Inc.[1]	55	20,627
Ralph Lauren Corp. — Class A1	88	20,363
Las Vegas Sands Corp.[1]	368	19,526
WW Grainger, Inc.[1]	16	19,285
Copart, Inc.*,1	304	19,271
Deckers Outdoor Corp.*,1	98	19,204
Fastenal Co.[1]	229	19,135
Marriott International, Inc. — Class A1	66	19,080
General Motors Co.[1]	341	18,956
Walmart, Inc.[1]	204	18,870
Hilton Worldwide Holdings, Inc.[1]	74	18,755
O’Reilly Automotive, Inc.*,1	15	18,648
NVR, Inc.*,1	2	18,471
PACCAR, Inc.[1]	155	18,135
Home Depot, Inc.[1]	42	18,023
Lowe’s Companies, Inc.[1]	65	17,708
Costco Wholesale Corp.[1]	18	17,494
Wynn Resorts Ltd.[1]	185	17,460
Darden Restaurants, Inc.[1]	99	17,451
TJX Companies, Inc.[1]	138	17,345
CarMax, Inc.*,1	206	17,298
Southwest Airlines Co.[1]	533	17,248

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Consumer, Cyclical – 0.1% (continued)
Starbucks Corp.[1]	167	$ 17,111
BorgWarner, Inc.[1]	490	16,817
Lululemon Athletica, Inc.*,1	52	16,674
Chipotle Mexican Grill, Inc. — Class A*,1	271	16,672
Domino’s Pizza, Inc.[1]	35	16,667
McDonald’s Corp.[1]	56	16,577
Ross Stores, Inc.[1]	105	16,261
Pool Corp.[1]	43	16,215
Yum! Brands, Inc.[1]	116	16,117
PulteGroup, Inc.[1]	118	15,962
Tractor Supply Co.[1]	56	15,886
AutoZone, Inc.*,1	5	15,848
Caesars Entertainment, Inc.*,1	409	15,743
MGM Resorts International*,1	409	15,681
Hasbro, Inc.[1]	240	15,636
Ford Motor Co.[1]	1,404	15,626
Lennar Corp. — Class A1	89	15,521
Ulta Beauty, Inc.*,1	39	15,079
Best Buy Company, Inc.[1]	167	15,030
LKQ Corp.[1]	370	14,537
NIKE, Inc. — Class B1	183	14,415
DR Horton, Inc.[1]	85	14,346
Genuine Parts Co.[1]	113	14,320
Target Corp.[1]	104	13,760
Dollar Tree, Inc.*,1	179	12,757
Aptiv plc*,1	222	12,328
Walgreens Boots Alliance, Inc.[1]	1,313	11,843
Dollar General Corp.[1]	151	11,668
ATD New Holdings, Inc.*,††	23,593	8,706
Total Consumer, Cyclical		1,980,668
Industrial – 0.1%
Carrier Global Corp.[1]	4,174	322,942
BP Holdco LLC*,†††,4	121,041	146,718
Schur Flexibles GesmbH*,††	660	78,223
YAK BLOCKER 2 LLC*,†††	34,136	54,477
YAK BLOCKER 2 LLC*,†††	31,551	50,351
Axon Enterprise, Inc.*,1	43	27,819
GE Vernova, Inc.*,1	73	24,391
Generac Holdings, Inc.*,1	115	21,643
Snap-on, Inc.[1]	57	21,072

See notes to financial statements.

36 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Industrial – 0.1% (continued)
Howmet Aerospace, Inc.[1]	173	$ 20,480
Garmin Ltd.[1]	95	20,197
Trimble, Inc.*,1	276	20,140
Emerson Electric Co.[1]	150	19,890
Parker-Hannifin Corp.[1]	28	19,681
Pentair plc[1]	180	19,618
Packaging Corporation of America[1]	78	19,410
Westinghouse Air Brake Technologies Corp.[1]	96	19,260
Eaton Corporation plc[1]	51	19,147
Deere & Co.[1]	41	19,102
Caterpillar, Inc.[1]	47	19,087
Johnson Controls International plc[1]	224	18,785
Trane Technologies plc[1]	45	18,730
Old Dominion Freight Line, Inc.[1]	83	18,687
Smurfit WestRock plc[1]	337	18,542
Keysight Technologies, Inc.*,1	108	18,451
Vulcan Materials Co.[1]	64	18,440
Teledyne Technologies, Inc.*,1	38	18,440
Hubbell, Inc.[1]	40	18,403
Jabil, Inc.[1]	135	18,337
Norfolk Southern Corp.[1]	66	18,206
Ingersoll Rand, Inc.[1]	174	18,126
AMETEK, Inc.[1]	93	18,077
Honeywell International, Inc.[1]	77	17,936
Dover Corp.[1]	87	17,913
FedEx Corp.[1]	58	17,555
IDEX Corp.[1]	76	17,528
Amphenol Corp. — Class A1	241	17,509
Illinois Tool Works, Inc.[1]	63	17,484
L3Harris Technologies, Inc.[1]	71	17,484
Republic Services, Inc. — Class A1	80	17,464
CH Robinson Worldwide, Inc.[1]	165	17,421
Rockwell Automation, Inc.[1]	59	17,413
Martin Marietta Materials, Inc.[1]	29	17,400
J.B. Hunt Transport Services, Inc.[1]	92	17,398
Waste Management, Inc.[1]	76	17,345
Otis Worldwide Corp.[1]	165	16,992
CSX Corp.[1]	464	16,959
RTX Corp.[1]	138	16,812
Builders FirstSource, Inc.*,1	90	16,782
General Electric Co.[1]	92	16,759

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Industrial – 0.1% (continued)
Nordson Corp.[1]	64	$ 16,703
Fortive Corp.[1]	209	16,580
3M Co.[1]	124	16,558
Masco Corp.[1]	205	16,515
Allegion plc[1]	117	16,478
TE Connectivity plc[1]	108	16,321
Veralto Corp.[1]	150	16,228
Amcor plc[1]	1,499	15,949
Union Pacific Corp.[1]	65	15,903
United Parcel Service, Inc. — Class B1	117	15,879
Expeditors International of Washington, Inc.[1]	130	15,813
Northrop Grumman Corp.[1]	32	15,669
Jacobs Solutions, Inc.[1]	110	15,535
Textron, Inc.[1]	180	15,413
Lockheed Martin Corp.[1]	29	15,353
General Dynamics Corp.[1]	53	15,052
TransDigm Group, Inc.[1]	12	15,036
Xylem, Inc.[1]	118	14,956
Ball Corp.[1]	240	14,919
Stanley Black & Decker, Inc.[1]	163	14,581
Mohawk Industries, Inc.*,1	105	14,577
Boeing Co.*,1	93	14,456
A O Smith Corp.[1]	193	14,377
Mettler-Toledo International, Inc.*,1	11	13,763
Huntington Ingalls Industries, Inc.[1]	60	11,875
Vector Phoenix Holdings, LP*,†††	121,040	2,561
Targus, Inc.*,†††	45,049	797
Targus, Inc.*,†††	45,049	5
Total Industrial		1,884,878
Technology – 0.1%
Paycom Software, Inc.[1]	97	22,292
Dayforce, Inc.*,1	272	21,757
Fair Isaac Corp.*,1	9	21,375
Fortinet, Inc.*,1	220	20,911
Fiserv, Inc.*,1	94	20,770
Salesforce, Inc.[1]	61	20,129
Zebra Technologies Corp. — Class A*,1	49	19,943
ServiceNow, Inc.*,1	19	19,939
Take-Two Interactive Software, Inc.*,1	102	19,215
Oracle Corp.[1]	102	18,854
Electronic Arts, Inc.º	112	18,331

See notes to financial statements.

38 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Technology – 0.1% (continued)
EPAM Systems, Inc.*,1	75	$ 18,294
Broadridge Financial Solutions, Inc.[1]	77	18,173
Autodesk, Inc.*,1	62	18,098
PTC, Inc.*,1	90	18,005
Paychex, Inc.[1]	122	17,845
MSCI, Inc. — Class A1	29	17,679
Hewlett Packard Enterprise Co.[1]	831	17,634
Tyler Technologies, Inc.*,1	28	17,617
NVIDIA Corp.[1]	127	17,558
Leidos Holdings, Inc.[1]	106	17,532
International Business Machines Corp.[1]	77	17,511
Apple, Inc.[1]	73	17,325
ANSYS, Inc.*,1	49	17,204
Cognizant Technology Solutions Corp. — Class A1	213	17,144
Accenture plc — Class A1	47	17,031
Cadence Design Systems, Inc.*,1	55	16,875
Synopsys, Inc.*,1	30	16,755
Fidelity National Information Services, Inc.[1]	196	16,719
Gartner, Inc.*,1	32	16,574
Roper Technologies, Inc.[1]	29	16,427
HP, Inc.[1]	462	16,369
Western Digital Corp.*,1	224	16,350
Jack Henry & Associates, Inc.[1]	92	16,209
Amentum Holdings, Inc.*,1	665	16,193
Texas Instruments, Inc.[1]	80	16,082
Intuit, Inc.[1]	25	16,043
NetApp, Inc.[1]	130	15,943
Seagate Technology Holdings plc[1]	154	15,605
ON Semiconductor Corp.*,1	216	15,362
Microsoft Corp.[1]	36	15,245
Broadcom, Inc.[1]	94	15,236
Akamai Technologies, Inc.*,1	161	15,137
Intel Corp.[1]	629	15,127
Palantir Technologies, Inc. — Class A*,1	225	15,093
Analog Devices, Inc.[1]	69	15,045
Adobe, Inc.*,1	29	14,962
NXP Semiconductor N.V.[1]	64	14,680
Crowdstrike Holdings, Inc. — Class A*,1	42	14,531
Micron Technology, Inc.[1]	143	14,007
QUALCOMM, Inc.[1]	84	13,317
Skyworks Solutions, Inc.[1]	152	13,314

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Technology – 0.1% (continued)
Advanced Micro Devices, Inc.*,1	97	$ 13,306
Lam Research Corp.[1]	180	13,298
Applied Materials, Inc.[1]	76	13,278
KLA Corp.[1]	20	12,941
Microchip Technology, Inc.[1]	189	12,884
Teradyne, Inc.[1]	116	12,760
Monolithic Power Systems, Inc.[1]	18	10,217
Qorvo, Inc.*,1	143	9,874
Dell Technologies, Inc. — Class C1	70	8,931
Super Micro Computer, Inc.*,1	260	8,486
Total Technology		1,007,341
Communications – 0.1%
Xplore Inc.*,††	61,305	306,525
Figs, Inc. — Class A*,1	10,450	54,236
Vacasa, Inc. — Class A*	9,841	38,380
Expedia Group, Inc.*,1	119	21,970
Booking Holdings, Inc.[1]	4	20,808
Netflix, Inc.*,1	23	20,397
Warner Bros Discovery, Inc.*,1	1,940	20,331
T-Mobile US, Inc.[1]	81	20,002
F5, Inc.*,1	78	19,527
Cisco Systems, Inc.[1]	326	19,302
Gen Digital, Inc.[1]	622	19,189
Walt Disney Co.[1]	163	19,148
Charter Communications, Inc. — Class A*,1	48	19,054
Corning, Inc.[1]	388	18,884
Arista Networks, Inc.*,1	46	18,668
Motorola Solutions, Inc.[1]	37	18,489
Palo Alto Networks, Inc.*,1	47	18,228
Amazon.com, Inc.*,1	85	17,671
FactSet Research Systems, Inc.[1]	36	17,664
AT&T, Inc.[1]	761	17,625
Omnicom Group, Inc.[1]	165	17,295
Comcast Corp. — Class A1	400	17,276
Meta Platforms, Inc. — Class A1	30	17,230
GoDaddy, Inc. — Class A*,1	84	16,596
eBay, Inc.[1]	260	16,455
Verizon Communications, Inc.[1]	371	16,450
Paramount Global — Class B1	1,501	16,286
Airbnb, Inc. — Class A*,1	119	16,197
VeriSign, Inc.*,1	86	16,097

See notes to financial statements.

40 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Communications – 0.1% (continued)
Interpublic Group of Companies, Inc.[1]	514	$ 15,837
Uber Technologies, Inc.*,1	217	15,615
Match Group, Inc.*,1	468	15,322
Juniper Networks, Inc.[1]	423	15,194
News Corp. — Class A1	456	13,384
Fox Corp. — Class A1	269	12,675
CDW Corp.[1]	70	12,315
Alphabet, Inc. — Class A1	52	8,785
Alphabet, Inc. — Class C1	43	7,331
Fox Corp. — Class B1	158	7,067
News Corp. — Class B1	136	4,364
Total Communications		1,003,869
Utilities – 0.0%
Vistra Corp.[1]	184	29,411
Entergy Corp.[1]	130	20,302
NRG Energy, Inc.[1]	199	20,220
Constellation Energy Corp.[1]	77	19,755
Xcel Energy, Inc.[1]	258	18,720
Sempra[1]	199	18,640
Ameren Corp.[1]	196	18,500
Public Service Enterprise Group, Inc.[1]	196	18,483
NiSource, Inc.[1]	484	18,436
Atmos Energy Corp.[1]	120	18,158
PG&E Corp.[1]	833	18,018
PPL Corp.[1]	508	17,744
CenterPoint Energy, Inc.[1]	542	17,680
Evergy, Inc.[1]	270	17,450
Alliant Energy Corp.[1]	276	17,443
WEC Energy Group, Inc.[1]	172	17,381
Pinnacle West Capital Corp.[1]	182	17,053
Edison International[1]	193	16,936
Dominion Energy, Inc.[1]	283	16,626
DTE Energy Co.[1]	131	16,477
Southern Co.[1]	184	16,400
Duke Energy Corp.[1]	140	16,387
CMS Energy Corp.[1]	235	16,382
Exelon Corp.[1]	410	16,220
Consolidated Edison, Inc.[1]	158	15,893
American Electric Power Company, Inc.[1]	158	15,778
FirstEnergy Corp.[1]	370	15,744
Eversource Energy[1]	242	15,607

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Utilities – 0.0% (continued)
NextEra Energy, Inc.[1]	195	$ 15,341
American Water Works Company, Inc.[1]	111	15,200
AES Corp.[1]	839	10,941
Total Utilities		543,326
Energy – 0.0%
Targa Resources Corp.[1]	111	22,677
Kinder Morgan, Inc.[1]	779	22,023
Baker Hughes Co.[1]	492	21,623
Williams Companies, Inc.[1]	366	21,418
ONEOK, Inc.[1]	180	20,448
EOG Resources, Inc.[1]	133	17,724
Equities Corp.[1]	389	17,676
Chevron Corp.[1]	108	17,488
Coterra Energy, Inc. — Class A1	645	17,234
Hess Corp.[1]	117	17,220
ConocoPhillips[1]	159	17,196
Exxon Mobil Corp.[1]	143	16,868
Halliburton Co.[1]	514	16,376
Schlumberger N.V.[1]	370	16,258
Phillips 66[1]	118	15,810
Diamondback Energy, Inc.[1]	89	15,806
Valero Energy Corp.[1]	112	15,577
Marathon Petroleum Corp.[1]	94	14,678
Occidental Petroleum Corp.[1]	286	14,466
Texas Pacific Land Corp.[1]	9	14,401
Devon Energy Corp.[1]	373	14,155
APA Corp.[1]	603	13,658
First Solar, Inc.*,1	64	12,753
Enphase Energy, Inc.*,1	134	9,561
Legacy Reserves, Inc.*,†††	2,359	9,436
Permian Production Partners LLC*,†††	184,043	1,305
Total Energy		413,835
Basic Materials – 0.0%
International Paper Co.[1]	338	19,885
Steel Dynamics, Inc.[1]	133	19,321
Air Products and Chemicals, Inc.[1]	57	19,057
CF Industries Holdings, Inc.[1]	201	18,022
Albemarle Corp.[1]	163	17,555
Sherwin-Williams Co.[1]	44	17,486
DuPont de Nemours, Inc.[1]	197	16,467

See notes to financial statements.

42 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
COMMON STOCKS† – 0.7% (continued)
Basic Materials – 0.0% (continued)
Eastman Chemical Co.[1]	157	$ 16,441
Ecolab, Inc.[1]	65	16,170
Nucor Corp.[1]	103	15,933
Linde plc[1]	34	15,674
Freeport-McMoRan, Inc.[1]	351	15,514
FMC Corp.[1]	259	15,304
PPG Industries, Inc.[1]	122	15,173
Mosaic Co.[1]	573	15,161
International Flavors & Fragrances, Inc.[1]	159	14,526
LyondellBasell Industries N.V. — Class A1	168	14,001
Dow, Inc.[1]	300	13,263
Newmont Corp.[1]	307	12,876
Celanese Corp. — Class A1	119	8,712
Total Basic Materials		316,541
Total Common Stocks
(Cost $15,981,468)		12,611,647
PREFERRED STOCKS† – 5.5%
Financial – 4.4%
Wells Fargo & Co.
4.75%[1]	183,750	3,737,475
3.90%1,††	3,300,000	3,210,609
4.70%[1]	148,000	2,994,040
4.38%[1]	50,000	961,000
Bank of America Corp.
4.38%[1]	2,925,000	7,912,646
6.30%1,††	1,000,000	1,010,018
4.13%[1]	26,000	479,180
Goldman Sachs Group, Inc.††
7.50%[1]	7,700,000	8,057,330
Citigroup, Inc.††
3.88%[1]	4,000,000	3,866,511
4.15%[1]	2,000,000	1,919,425
4.00%[1]	1,750,000	1,708,729
Equitable Holdings, Inc.
4.95%1,††	3,650,000	3,618,164
4.30%[1]	82,000	1,596,540
Markel Group, Inc.††
6.00%[1]	4,770,000	4,769,384
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[6]	4,751,000	4,768,824
Jackson Financial, Inc.
8.00%[1]	152,000	4,175,440

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
PREFERRED STOCKS† – 5.5% (continued)
Financial – 4.4% (continued)
Lincoln National Corp.††
9.25%[1]	3,600,000	$ 3,937,370
Public Storage
4.63%[1]	144,400	2,977,528
4.13%[1]	16,400	308,320
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,417,940
4.25% due 09/30/60	36,800	711,712
Charles Schwab Corp.††
4.00%[1]	3,150,000	2,762,114
JPMorgan Chase & Co.
4.55%[1]	49,000	1,020,180
4.20%[1]	40,000	780,400
4.63%[1]	24,000	512,160
PartnerRe Ltd.
4.88%[1]	128,000	2,136,320
American Financial Group, Inc.††
4.50% due 09/15/60	100,000	1,979,000
MetLife, Inc.††
3.85%[1]	1,820,000	1,787,780
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,674,400
Assurant, Inc.
5.25% due 01/15/61	58,000	1,273,100
American National Group, Inc.††
5.95%	46,000	1,167,940
Arch Capital Group Ltd.
4.55%[1]	38,000	757,720
Selective Insurance Group, Inc.
4.60%[1]	36,000	691,560
Corebridge Financial, Inc.††
6.38% due 12/15/64*	16,640	413,055
RenaissanceRe Holdings Ltd.
4.20%	13,000	239,200
Avison Young (Canada), Inc.*,††	815,493	203,873
Globe Life, Inc.
4.25% due 06/15/61	11,000	190,520
First Republic Bank††
4.50%*	200,000	80
4.25%*	158,000	63
First Republic Bank
4.13%*,†††	84,800	34
Total Financial		82,727,684

See notes to financial statements.

44 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
PREFERRED STOCKS† – 5.5% (continued)
Communications – 0.5%
AT&T Mobility II LLC
6.80%*,†††	10,000	$ 10,147,100
Government – 0.4%
CoBank ACB††
7.25%	4,300,000	4,394,517
7.13%	1,250,000	1,270,230
Farmer Mac
5.75%[1]	80,821	1,916,258
Total Government		7,581,005
Energy – 0.1%
Venture Global LNG, Inc.††
9.00%[1,6]	1,800,000	1,865,347
Consumer, Cyclical – 0.1%
Exide Technologies *,†††	761	1,036,970
Total Preferred Stocks
(Cost $122,594,566)		103,358,106
WARRANTS† – 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	26,852	148
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,3	318,615	32
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,3	115,860	11
Total Warrants
(Cost $62,178)		191
EXCHANGE-TRADED FUNDS***,† – 0.3%
SPDR S&P 500 ETF Trust[1]	4,377	2,637,362
Invesco QQQ Trust Series[1]	2,699	1,375,788
iShares Russell 2000 Index ETF[1]	5,662	1,369,468
Total Exchange-Traded Funds
(Cost $3,621,145)		5,382,618
CLOSED-END MUTUAL FUNDS***,† – 1.2%
Guggenheim Active Allocation Fund[4]	950,000	14,934,000
Blackstone Strategic Credit Fund	186,741	2,336,130
BlackRock Credit Allocation Income Trust	184,289	2,023,493
Eaton Vance Limited Duration Income Fund	141,764	1,441,740
Western Asset High Income Opportunity Fund, Inc.	160,170	637,477
Total Closed-End Mutual Funds
(Cost $19,897,158)		21,372,840

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 45

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Shares	Value
MONEY MARKET FUND***,† – 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.51%[7]	17,166,189	$ 17,166,189
Total Money Market Fund
(Cost $17,166,189)		17,166,189
	Face
	Amount~
CORPORATE BONDS†† – 41.9%
Financial – 12.5%
Morgan Stanley Finance LLC
0.50% due 10/23/29◊,†††,8	13,500,000	10,864,800
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	9,179,517
Encore Capital Group, Inc.
8.50% due 05/15/30[1,6]	6,100,000	6,457,399
9.25% due 04/01/29[6]	2,300,000	2,471,313
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[1,6]	5,200,000	5,411,234
4.50% due 11/15/29[1,6]	3,500,000	3,331,291
United Wholesale Mortgage LLC
5.50% due 11/15/25[6]	4,060,000	4,050,738
5.50% due 04/15/29[1,6]	1,925,000	1,862,483
5.75% due 06/15/27[1,6]	1,400,000	1,389,931
Wilton RE Ltd.
6.00%[5,6,9]	7,140,000	7,166,723
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,6]	7,500,000	7,010,925
Hunt Companies, Inc.
5.25% due 04/15/29[1,6]	7,325,000	6,936,602
Accident Fund Insurance Company of America
8.50% due 08/01/32[1,6]	7,000,000	6,934,359
MidCap Funding XLVI Trust
8.14% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27◊,†††	6,440,000	6,440,000
Iron Mountain, Inc.
5.63% due 07/15/32[1,6]	6,500,000	6,351,565
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[6]	3,650,000	3,951,373
8.50% due 03/15/30[6]	2,050,000	2,175,767
Corebridge Financial, Inc.
6.88% due 12/15/52[5]	5,840,000	5,977,730
Maple Grove Funding Trust I
4.16% due 08/15/51[1,6]	8,000,000	5,621,911

See notes to financial statements.

46 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Financial – 12.5% (continued)
OneMain Finance Corp.
4.00% due 09/15/30[1]	2,200,000	$ 1,976,262
7.13% due 03/15/26	1,100,000	1,123,757
7.88% due 03/15/30[1]	750,000	792,144
3.88% due 09/15/28	800,000	746,292
6.63% due 01/15/28	450,000	459,062
9.00% due 01/15/29	400,000	425,720
Kennedy-Wilson, Inc.
5.00% due 03/01/31[1]	3,750,000	3,371,375
4.75% due 02/01/30	1,450,000	1,315,259
4.75% due 03/01/29[1]	425,000	393,160
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.38% due 10/01/32[6]	3,550,000	3,571,392
4.25% due 10/15/27[1,6]	725,000	690,823
7.00% due 01/15/31[6]	425,000	431,580
6.75% due 04/15/28[6]	350,000	353,400
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,6]	4,800,000	4,852,362
Liberty Mutual Group, Inc.
4.30% due 02/01/61[6]	7,300,000	4,728,308
Sherwood Financing plc
6.00% due 11/15/26[6]	GBP 2,000,000	2,536,965
7.65% (3 Month EURIBOR + 4.63%, Rate Floor: 4.63%) due 11/15/27◊	EUR 300,000	314,613
7.63% due 12/15/29	EUR 1,700,000	1,796,470
AmFam Holdings, Inc.
3.83% due 03/11/51[1,6]	7,200,000	4,482,452
LPL Holdings, Inc.
4.00% due 03/15/29[1,6]	4,172,000	3,964,048
4.38% due 05/15/31[1,6]	476,000	446,789
National Life Insurance Co.
10.50% due 09/15/39[6]	3,400,000	4,368,673
Global Atlantic Finance Co.
4.70% due 10/15/51[1,5,6]	2,900,000	2,788,828
3.13% due 06/15/31[1,6]	1,750,000	1,529,302
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,6]	4,031,000	3,505,676
3.88% due 03/01/31[1,6]	825,000	738,357
RXR Realty LLC
6.75% due 07/17/25†††	4,200,000	4,182,895
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 3,900,000	4,090,261
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,838,323
5.30% due 01/15/29[1]	1,050,000	1,049,109
Hampton Roads PPV LLC
6.62% due 06/15/53†††,6	4,495,000	3,738,882

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 47

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Financial – 12.5% (continued)
PennyMac Financial Services, Inc.
7.13% due 11/15/30[6]	2,650,000	$ 2,718,553
7.88% due 12/15/29[6]	850,000	898,413
UBS AG/Stamford CT
7.95% due 01/09/25[1]	3,600,000	3,609,777
NatWest Group plc
7.47% due 11/10/26[1,5]	3,500,000	3,578,296
Focus Financial Partners LLC
6.75% due 09/15/31[6]	3,400,000	3,431,792
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,296,878
Ares Finance Company IV LLC
3.65% due 02/01/52[1,6]	4,100,000	3,014,754
Americo Life, Inc.
3.45% due 04/15/31[1,6]	3,511,000	2,999,594
Toronto-Dominion Bank
8.13% due 10/31/82[5]	2,850,000	2,994,409
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[2]	2,700,000	2,532,391
HUB International Ltd.
5.63% due 12/01/29[6]	2,500,000	2,434,601
Bank of Nova Scotia
8.63% due 10/27/82[1,5]	2,150,000	2,292,005
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	2,164,292
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[1,6]	2,180,000	2,162,294
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	2,080,082
Farmers Insurance Exchange
7.00% due 10/15/64[1,5,6]	1,920,000	2,015,098
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[6]	1,800,000	1,856,408
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,639,019
Coller Capital Ltd.
due 09/25/36†††,16	1,427,937	1,427,937
Allianz SE
3.50%[5,6,9]	1,400,000	1,344,209
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[1,6]	1,730,000	1,327,025
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,225,943

See notes to financial statements.

48 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Financial – 12.5% (continued)
Ryan Specialty LLC
4.38% due 02/01/30[6]	1,100,000	$ 1,044,143
USI, Inc.
7.50% due 01/15/32[6]	970,000	987,052
QBE Insurance Group Ltd.
5.88%[1,5,6,9]	950,000	949,832
Pershing Square Holdings Ltd.
3.25% due 10/01/31[6]	1,100,000	918,905
Reinsurance Group of America, Inc.
3.15% due 06/15/30	1,000,000	915,958
PartnerRe Finance B LLC
4.50% due 10/01/50[5]	950,000	881,489
Ardonagh Finco Ltd.
7.75% due 02/15/31[6]	850,000	867,821
Galaxy Bidco Ltd.
8.06% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 07/31/26◊	EUR 750,000	791,090
Prudential Financial, Inc.
5.13% due 03/01/52[5]	700,000	674,055
Fort Moore Family Communities LLC
6.09% due 01/15/51[6]	680,358	611,160
Pacific Beacon LLC
5.63% due 07/15/51[6]	654,588	597,051
Macquarie Bank Ltd.
3.62% due 06/03/30[6]	640,000	589,997
Assurant, Inc.
7.00% due 03/27/48[5]	400,000	411,179
Fort Gordon Housing LLC
6.32% due 05/15/51[6]	200,000	190,408
Atlas Mara Ltd.
due 12/31/21†††,10	180,783	–
Total Financial		232,662,110
Consumer, Non-cyclical – 5.6%
Medline Borrower, LP
5.25% due 10/01/29[1,6]	5,200,000	5,076,760
3.88% due 04/01/29[6]	2,000,000	1,875,053
BCP V Modular Services Finance II plc
6.13% due 10/30/28[6]	GBP 4,250,000	5,177,491
4.75% due 10/30/28[6]	EUR 1,550,000	1,596,841
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,6]	6,945,000	6,676,034
Bausch Health Companies, Inc.
4.88% due 06/01/28[6]	8,025,000	6,641,228

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 49

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Consumer, Non-cyclical – 5.6% (continued)
Williams Scotsman, Inc.
4.63% due 08/15/28[1,6]	3,675,000	$ 3,536,656
6.13% due 06/15/25[6]	1,683,000	1,678,793
US Foods, Inc.
4.63% due 06/01/30[1,6]	2,500,000	2,381,487
4.75% due 02/15/29[6]	2,250,000	2,170,925
CPI CG, Inc.
10.00% due 07/15/29[1,6]	4,300,000	4,549,340
Altria Group, Inc.
3.70% due 02/04/51[1]	6,000,000	4,358,110
Reynolds American, Inc.
5.70% due 08/15/35[1]	4,150,000	4,264,832
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52[1]	4,800,000	3,758,146
Post Holdings, Inc.
4.50% due 09/15/31[1,6]	3,925,000	3,574,268
Upbound Group, Inc.
6.38% due 02/15/29[1,6]	3,625,000	3,554,118
Sotheby’s
7.38% due 10/15/27[1,6]	3,399,000	3,361,075
AZ Battery Property LLC
6.73% due 02/20/46†††	3,000,000	3,025,058
DaVita, Inc.
4.63% due 06/01/30[6]	1,900,000	1,779,694
3.75% due 02/15/31[6]	1,200,000	1,061,345
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[6]	2,400,000	2,256,623
5.50% due 07/01/28[6]	550,000	533,835
Neogen Food Safety Corp.
8.63% due 07/20/30[6]	2,450,000	2,639,147
Avantor Funding, Inc.
4.63% due 07/15/28[1,6]	1,700,000	1,642,447
3.88% due 11/01/29[6]	925,000	858,959
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[1,6]	2,700,000	2,468,366
Castor S.p.A.
8.73% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 2,300,000	2,355,252
Verisure Holding AB
5.50% due 05/15/30[6]	EUR 1,950,000	2,139,766
Option Care Health, Inc.
4.38% due 10/31/29[1,6]	2,275,000	2,113,245
ADT Security Corp.
4.13% due 08/01/29[1,6]	1,050,000	983,725
4.88% due 07/15/32[6]	1,000,000	930,759

See notes to financial statements.

50 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Consumer, Non-cyclical – 5.6% (continued)
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 1,750,000	$ 1,755,344
APi Group DE, Inc.
4.75% due 10/15/29[6]	1,225,000	1,173,755
4.13% due 07/15/29[6]	400,000	371,702
Royalty Pharma plc
3.55% due 09/02/50	2,100,000	1,479,475
HealthEquity, Inc.
4.50% due 10/01/29[1,6]	1,550,000	1,468,589
Sammontana Italia S.p.A.
6.97% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/15/31◊	EUR 1,200,000	1,278,582
Grifols S.A.
4.75% due 10/15/28[1,6]	1,350,000	1,231,669
TreeHouse Foods, Inc.
4.00% due 09/01/28[1]	1,150,000	1,040,504
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 900,000	976,886
Central Garden & Pet Co.
4.13% due 10/15/30	625,000	576,442
4.13% due 04/30/31[6]	400,000	362,338
Carriage Services, Inc.
4.25% due 05/15/29[6]	925,000	854,617
AMN Healthcare, Inc.
4.63% due 10/01/27[1,6]	725,000	693,686
Valvoline, Inc.
3.63% due 06/15/31[6]	760,000	660,975
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[1,6]	625,000	615,419
Prestige Brands, Inc.
3.75% due 04/01/31[6]	300,000	269,040
Darling Ingredients, Inc.
6.00% due 06/15/30[6]	250,000	249,129
WW International, Inc.
4.50% due 04/15/29[1,6]	950,000	218,456
Nidda Healthcare Holding
7.50% due 08/21/26	EUR 115,604	125,816
Albertsons Companies Incorporated / Safeway Inc / New Albertsons
Limited Partnership / Albertsons LLC
5.88% due 02/15/28[6]	100,000	99,424
Total Consumer, Non-cyclical		104,521,226
Consumer, Cyclical – 5.4%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,6]	10,535,000	10,602,674

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 51

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Consumer, Cyclical – 5.4% (continued)
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,210,000	$ 3,191,245
5.00% due 06/01/31[6]	1,800,000	1,637,810
Penn Entertainment, Inc.
4.13% due 07/01/29[1,6]	4,925,000	4,484,350
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,6]	4,066,000	4,280,656
Crocs, Inc.
4.25% due 03/15/29[1,6]	3,188,000	2,960,291
4.13% due 08/15/31[6]	1,400,000	1,228,754
Wabash National Corp.
4.50% due 10/15/28[1,6]	4,350,000	4,042,241
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[1,6]	3,950,000	3,923,374
Wolverine World Wide, Inc.
4.00% due 08/15/29[6]	4,450,000	3,917,545
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[6]	3,750,000	3,874,373
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[1,6]	4,100,000	3,852,116
Station Casinos LLC
4.63% due 12/01/31[1,6]	4,200,000	3,795,475
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,6]	3,350,000	3,399,397
Air Canada
4.63% due 08/15/29[6]	CAD 2,900,000	2,049,742
3.88% due 08/15/26[1,6]	825,000	804,863
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[6]	2,820,518	2,819,638
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[1,6]	2,650,000	2,663,759
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[1,6]	2,725,000	2,600,939
Scotts Miracle-Gro Co.
4.00% due 04/01/31	2,150,000	1,919,523
4.38% due 02/01/32	700,000	626,620
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	2,477,095
United Airlines, Inc.
4.63% due 04/15/29[1,6]	2,575,000	2,474,741
JB Poindexter & Company, Inc.
8.75% due 12/15/31[1,6]	2,270,000	2,409,335
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[6]	2,150,000	2,217,220

See notes to financial statements.

52 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Consumer, Cyclical – 5.4% (continued)
Yum! Brands, Inc.
4.63% due 01/31/32[1]	1,987,000	$ 1,868,705
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[6]	1,750,000	1,850,884
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[6]	2,000,000	1,842,527
Hanesbrands, Inc.
9.00% due 02/15/31[1,6]	1,500,000	1,612,323
4.88% due 05/15/26[6]	225,000	221,921
HP Communities LLC
6.82% due 09/15/53[6]	907,609	902,412
6.16% due 09/15/53[6]	1,000,000	811,374
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,6]	1,625,000	1,557,117
ONE Hotels GmbH
7.75% due 04/02/31[6]	EUR 1,300,000	1,474,019
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[6]	850,000	808,930
4.00% due 10/15/30[6]	725,000	658,404
Boyne USA, Inc.
4.75% due 05/15/29[6]	1,250,000	1,195,339
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[6]	1,350,000	1,190,301
Deuce FinCo plc
5.50% due 06/15/27	GBP 900,000	1,115,666
Tempur Sealy International, Inc.
3.88% due 10/15/31[6]	700,000	620,344
4.00% due 04/15/29[6]	500,000	464,898
Allison Transmission, Inc.
3.75% due 01/30/31[1,6]	1,100,000	988,730
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[6]	975,000	966,114
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	850,000	826,767
AccorInvest Group S.A.
6.38% due 10/15/29[6]	EUR 600,000	661,713
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[6]	531,000	530,781
Velocity Vehicle Group LLC
8.00% due 06/01/29[6]	370,000	386,280
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	390,593	375,124
Superior Plus, LP
4.25% due 05/18/28[6]	CAD 350,000	235,086

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 53

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Consumer, Cyclical – 5.4% (continued)
Aramark Services, Inc.
5.00% due 02/01/28[6]	110,000	$ 107,698
Exide Technologies
due 10/31/24†††,10	2,353,687	3
Total Consumer, Cyclical		101,527,236
Industrial – 5.0%
AP Grange Holdings
6.50% due 03/20/45†††	11,194,639	11,362,558
5.00% due 03/20/45†††	1,200,000	1,260,000
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	7,717,000	7,891,782
5.25% due 07/15/28[6]	2,025,000	1,960,761
Standard Industries, Inc.
4.38% due 07/15/30[1,6]	7,050,000	6,558,063
3.38% due 01/15/31[6]	1,100,000	966,144
IP Lending X Ltd.
7.75% due 07/02/29†††,6	5,765,000	5,765,000
Homestead Spe Issuer LLC
7.21% due 04/01/55	4,500,000	4,500,000
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[1,6]	4,500,000	4,172,177
Builders FirstSource, Inc.
6.38% due 06/15/32[1,6]	2,500,000	2,555,532
4.25% due 02/01/32[6]	1,675,000	1,525,814
Calderys Financing LLC
11.25% due 06/01/28[1,6]	3,737,000	4,014,663
Enviri Corp.
5.75% due 07/31/27[1,6]	3,624,000	3,482,175
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	3,370,000	3,364,809
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[6]	1,875,000	1,919,431
9.25% due 04/15/27[6]	1,000,000	1,023,597
Clearwater Paper Corp.
4.75% due 08/15/28[1,6]	2,547,000	2,389,119
Artera Services LLC
8.50% due 02/15/31[1,6]	2,400,000	2,384,782
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[6]	2,600,000	2,373,183
GrafTech Finance, Inc.
4.63% due 12/15/28[1,6]	2,860,000	2,134,431
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 1,800,000	2,044,115

See notes to financial statements.

54 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Industrial – 5.0% (continued)
Howmet Aerospace, Inc.
3.00% due 01/15/29[1]	1,175,000	$ 1,096,891
5.95% due 02/01/37	875,000	928,015
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[6]	1,900,000	2,022,512
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[1,6]	2,300,000	1,997,912
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,6]	1,775,000	1,789,046
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[6]	1,625,000	1,621,047
Deuce FinCo plc
5.50% due 06/15/27[6]	GBP 1,200,000	1,487,555
8.23% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/15/27◊	EUR 100,000	106,720
TK Elevator US Newco, Inc.
5.25% due 07/15/27[6]	1,550,000	1,526,558
Cellnex Finance Company S.A.
3.88% due 07/07/41[6]	1,750,000	1,399,436
Worldpay US, Inc.
8.50% due 01/15/31	GBP 750,000	1,023,534
Amsted Industries, Inc.
4.63% due 05/15/30[6]	950,000	896,502
Ball Corp.
3.13% due 09/15/31[1]	875,000	765,338
GATX Corp.
4.00% due 06/30/30	560,000	535,556
TopBuild Corp.
4.13% due 02/15/32[6]	400,000	359,571
Arcosa, Inc.
4.38% due 04/15/29[6]	350,000	331,738
EnerSys
4.38% due 12/15/27[6]	325,000	310,310
Hillenbrand, Inc.
3.75% due 03/01/31[1]	250,000	222,013
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[6]	125,000	119,983
Enpro, Inc.
5.75% due 10/15/26	115,000	114,886
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	105,057
Total Industrial		92,408,316

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 55

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Communications – 4.7%
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,6]	6,300,000	$ 6,360,203
5.75% due 08/01/28[1,6]	3,525,000	3,452,445
Altice France S.A.
5.50% due 10/15/29[1,6]	8,175,000	6,286,106
5.13% due 07/15/29[1,6]	3,025,000	2,305,280
8.13% due 02/01/27[6]	1,300,000	1,092,484
Cogent Communications Group LLC
7.00% due 06/15/27[1,6]	7,500,000	7,611,328
VZ Secured Financing B.V.
5.00% due 01/15/32[1,6]	6,850,000	6,121,437
British Telecommunications plc
4.88% due 11/23/81[1,5,6]	5,550,000	5,143,615
4.25% due 11/23/81[1,5,6]	950,000	920,438
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[1,6]	5,725,000	5,399,111
Paramount Global
4.95% due 05/19/50[1]	6,390,000	5,121,626
Sunrise FinCo I B.V.
4.88% due 07/15/31[1,6]	4,550,000	4,177,036
AMC Networks, Inc.
4.25% due 02/15/29[1]	3,450,000	2,622,817
10.25% due 01/15/29[6]	1,100,000	1,169,132
CSC Holdings LLC
11.25% due 05/15/28[6]	2,750,000	2,721,222
4.63% due 12/01/30[1,6]	1,913,000	1,068,711
Corning, Inc.
4.38% due 11/15/57[1]	4,100,000	3,371,075
Vodafone Group plc
5.13% due 06/04/81[1,5]	4,100,000	3,194,701
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	1,974,000	1,796,429
5.13% due 07/15/29[1,6]	980,000	804,425
Level 3 Financing, Inc.
3.88% due 10/15/30[6]	1,500,000	1,196,250
4.00% due 04/15/31[6]	600,000	475,500
11.00% due 11/15/29[6]	347,164	394,474
Sirius XM Radio, Inc.
3.88% due 09/01/31[1,6]	2,300,000	1,991,021
Ciena Corp.
4.00% due 01/31/30[1,6]	2,150,000	1,979,939
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,6]	1,225,000	1,062,507
4.25% due 01/15/34[6]	750,000	625,345
4.50% due 05/01/32	325,000	287,152

See notes to financial statements.

56 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Communications – 4.7% (continued)
Rogers Communications, Inc.
4.55% due 03/15/52[1]	2,200,000	$ 1,865,219
Vmed O2 UK Financing I plc
4.25% due 01/31/31[6]	1,225,000	1,061,948
4.75% due 07/15/31[6]	650,000	572,628
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,000,000	1,360,788
Virgin Media Secured Finance plc
4.50% due 08/15/30[6]	1,200,000	1,059,777
Zayo Group Holdings, Inc.
4.00% due 03/01/27[1,6]	1,050,000	990,104
Match Group Holdings II LLC
3.63% due 10/01/31[6]	875,000	759,056
Ziggo B.V.
4.88% due 01/15/30[6]	725,000	669,636
Ziggo Bond Company B.V.
5.13% due 02/28/30[6]	500,000	451,820
Total Communications		87,542,785
Energy – 3.7%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	4,800,000	4,836,898
6.88% due 01/15/29[1]	2,980,000	2,988,945
ITT Holdings LLC
6.50% due 08/01/29[1,6]	8,050,000	7,539,415
Venture Global LNG, Inc.
9.88% due 02/01/32[1,6]	6,000,000	6,672,144
Occidental Petroleum Corp.
6.20% due 03/15/40	2,100,000	2,149,902
7.00% due 11/15/27	2,000,000	2,070,608
4.30% due 08/15/39	2,100,000	1,751,851
4.63% due 06/15/45	750,000	591,575
BP Capital Markets plc
4.88%[5,9]	6,750,000	6,534,185
NuStar Logistics, LP
6.38% due 10/01/30[1]	5,625,000	5,792,925
5.63% due 04/28/27	200,000	200,394
6.00% due 06/01/26	125,000	125,721
CVR Energy, Inc.
8.50% due 01/15/29[1,6]	3,500,000	3,439,708
5.75% due 02/15/28[6]	2,100,000	1,987,062
Energy Transfer, LP
7.38% due 02/01/31[1,6]	3,800,000	4,001,833
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	4,025,000	3,995,070

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 57

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Energy – 3.7% (continued)
Parkland Corp.
4.63% due 05/01/30[6]	2,700,000	$ 2,514,454
4.50% due 10/01/29[1,6]	1,300,000	1,215,207
Buckeye Partners, LP
5.85% due 11/15/43[1]	3,750,000	3,311,210
EnLink Midstream LLC
6.50% due 09/01/30[1,6]	2,600,000	2,763,645
Hess Corp.
5.60% due 02/15/41[1]	1,550,000	1,582,273
6.00% due 01/15/40[1]	1,000,000	1,064,975
Expand Energy Corp.
5.38% due 02/01/29[1]	1,400,000	1,393,409
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[6]	775,000	705,561
Viper Energy, Inc.
7.38% due 11/01/31[6]	300,000	312,562
5.38% due 11/01/27[6]	200,000	198,362
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[6]	220,358	198,494
Basic Energy Services, Inc.
due 10/15/23[10]	1,030,000	10,300
Total Energy		69,948,688
Basic Materials – 2.3%
Carpenter Technology Corp.
6.38% due 07/15/28[1]	5,225,000	5,242,221
7.63% due 03/15/30	2,500,000	2,590,850
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,6]	6,075,000	6,016,052
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,6]	4,860,000	4,388,843
4.63% due 03/01/28[6]	1,000,000	958,443
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[6]	3,625,000	3,620,466
6.13% due 05/15/28[6]	1,475,000	1,492,426
SK Invictus Intermediate II SARL
5.00% due 10/30/29[6]	5,250,000	4,963,738
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1,6]	3,060,000	2,967,139
WR Grace Holdings LLC
4.88% due 06/15/27[1,6]	2,325,000	2,284,917
7.38% due 03/01/31[6]	500,000	517,832
Compass Minerals International, Inc.
6.75% due 12/01/27[6]	2,550,000	2,567,341

See notes to financial statements.

58 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Basic Materials – 2.3% (continued)
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[6]	1,625,000	$ 1,648,829
Arsenal AIC Parent LLC
8.00% due 10/01/30[6]	1,550,000	1,630,842
Minerals Technologies, Inc.
5.00% due 07/01/28[6]	1,350,000	1,311,188
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,089,515
Mirabela Nickel Ltd.
due 06/24/19†††,2,10	2,667,995	13,340
Total Basic Materials		43,303,982
Technology – 2.2%
AthenaHealth Group, Inc.
6.50% due 02/15/30[6]	7,900,000	7,561,909
Cloud Software Group, Inc.
6.50% due 03/31/29[1,6]	5,630,000	5,530,666
TeamSystem S.p.A.
6.68% due 07/31/31	EUR 2,500,000	2,655,035
3.50% due 02/15/28	EUR 1,700,000	1,760,606
Capstone Borrower, Inc.
8.00% due 06/15/30[1,6]	3,800,000	3,956,541
Broadcom, Inc.
3.19% due 11/15/36[1,6]	4,400,000	3,617,074
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[1,6]	3,400,000	3,417,473
Playtika Holding Corp.
4.25% due 03/15/29[1,6]	2,025,000	1,859,211
Twilio, Inc.
3.88% due 03/15/31[1]	2,000,000	1,811,594
Dun & Bradstreet Corp.
5.00% due 12/15/29[6]	1,800,000	1,746,368
Gartner, Inc.
4.50% due 07/01/28[1,6]	1,700,000	1,659,564
Oracle Corp.
3.95% due 03/25/51[1]	2,100,000	1,638,663
Dye & Durham Ltd.
8.63% due 04/15/29[6]	1,200,000	1,265,228
Amentum Holdings, Inc.
7.25% due 08/01/32[6]	700,000	719,080
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[6]	350,000	359,207
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[6]	325,000	309,126

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 59

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CORPORATE BONDS†† – 41.9% (continued)
Technology – 2.2% (continued)
NCR Voyix Corp.
5.13% due 04/15/29[6]	263,000	$ 252,580
Total Technology		40,119,925
Utilities – 0.5%
Terraform Global Operating, LP
6.13% due 03/01/26[1,6]	5,255,000	5,253,958
Alexander Funding Trust II
7.47% due 07/31/28[1,6]	1,950,000	2,077,735
Clearway Energy Operating LLC
3.75% due 02/15/31[1,6]	1,663,000	1,473,028
3.75% due 01/15/32[6]	525,000	456,004
Total Utilities		9,260,725
Total Corporate Bonds
(Cost $821,848,642)		781,294,993
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0%
Consumer, Cyclical – 8.7%
Pacific Bells LLC
9.37% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	7,828,832	7,840,576
FR Refuel LLC
9.44% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	7,763,667	7,627,803
MB2 Dental Solutions LLC
10.07% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	6,029,268	6,016,139
10.02% (3 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	822,828	808,238
10.08% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	80,000	71,134
Alexander Mann
10.93% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	5,318,280	5,138,788
Truck Hero, Inc.
8.19% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	4,489,664	4,440,278
Casper Bidco SAS (B&B Hotels)
7.17% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/21/31	EUR 4,150,000	4,397,974
Shaw Development LLC
10.43% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	4,445,745	4,372,893
QSRP Finco B.V.
8.96% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR 4,100,000	4,328,957
BIFM CA Buyer, Inc.
8.82% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	4,090,342	4,121,020
ImageFIRST Holdings LLC
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28	4,111,395	4,101,116
Albion Financing 3 SARL
7.50% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 08/02/29	EUR 3,700,000	3,929,100

See notes to financial statements.

60 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Consumer, Cyclical – 8.7% (continued)
Crash Champions Inc.
9.27% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	4,070,000	$ 3,919,410
Normec 1 B.V.
6.98% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/16/31	EUR 3,675,000	3,902,552
Zephyr Bidco Ltd.
10.20% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 3,000,000	3,820,774
CCRR Parent, Inc.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	6,009,783	3,700,283
Secretariat Advisors LLC
9.44% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/29/28	3,695,500	3,681,642
First Brands Group LLC
9.85% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	3,748,069	3,616,334
Thevelia US LLC
7.10% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/18/29	EUR 2,100,000	2,230,385
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	1,014,195	1,018,425
Alterra Mountain Co.
7.63% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/31/30†††	2,643,375	2,658,244
7.32% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28†††	576,872	580,117
The Facilities Group
10.56% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%),
Rate Floor: 6.75%) due 11/30/27†††	3,268,002	3,215,405
Apro LLC
8.37% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	3,150,000	3,173,625
NFM & J LLC
10.44% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,214,979	3,163,235
Da Vinci Purchaser Corp.
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 01/08/27	3,120,389	3,132,746
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 2,750,000	2,916,964
Breitling Financing SARL
7.57% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,800,000	2,916,657
Seren BidCo AB
7.97% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,786,000	2,802,549
One Hotels GmbH
7.78% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 2,600,000	2,759,093
PetSmart LLC
8.42% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,757,375	2,753,928
Mavis Tire Express Services TopCo Corp.
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/04/28	2,678,577	2,698,667
Arcis Golf LLC
8.44% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/24/28	2,663,994	2,683,974
Accuride Corp.
6.06% (1 Month Term SOFR + 6.87%, Rate Floor: 7.87%) due 05/18/26	5,510,496	2,634,017

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 61

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Consumer, Cyclical – 8.7% (continued)
Caesars Entertainment, Inc.
6.82% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	1,990,000	$ 1,997,463
6.82% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	519,750	522,188
Paint Intermediate III LLC
7.52% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/11/31†††	2,500,000	2,515,625
Drive Bidco B.V.
8.13% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/31†††	EUR 2,200,000	2,318,787
Holding Socotec SAS
due 06/02/28	2,300,000	2,304,784
Shilton BidCo Ltd.
7.14% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 01/13/30	EUR 2,000,000	2,117,096
Eagle Bidco Ltd. (Busy Bees)
due 03/22/28	2,000,000	1,989,160
TransNetwork LLC
9.30% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30	1,900,000	1,909,500
Scientific Games Corp.
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	1,843,125	1,848,654
CNT Holdings I Corp.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	1,785,632	1,797,792
SHO Holding I Corp.
11.29% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	1,144,564	1,135,938
11.79% (1 Month Term SOFR + 2.00%, Rate Floor: 6.79%)
(in-kind rate was 5.00%) due 06/30/29†††,11	408,242	359,253
10.58% (3 Month Term SOFR + 5.26%, Rate Floor: 6.26%) due 04/27/24†††	484,000	295,240
Accuride Corp.
14.85% (1 Month Term SOFR + 10.00%, Rate Floor: 12.00%) due 01/23/25†††	1,863,698	1,774,950
Sweetwater Sound
8.94% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,733,769	1,751,107
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,416,441	1,681,843
Ontario Gaming GTA, LP
8.89% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	1,488,750	1,492,933
Oil Changer Holding Corp.
due 02/08/27†††	1,472,045	1,449,965
Holding SOCOTEC
9.09% (3 Month SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28	1,309,500	1,312,224
Packers Holdings LLC
7.92% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,680,657	1,204,955
Fertitta Entertainment LLC
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/29/29†††	1,170,735	1,172,567
AAL Delaware Holdco, Inc.
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/30/31	1,070,000	1,078,025
Parts Holding Europe
6.70% (3 Month EURIBOR + 3.50%, Rate Floor: 7.00%) due 02/03/31†††	EUR 1,000,000	1,060,598

See notes to financial statements.

62 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Consumer, Cyclical – 8.7% (continued)
Dealer Tire LLC
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31	1,000,000	$ 1,004,580
Bulldog Purchaser, Inc.
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 06/30/31	917,700	922,289
PT Intermediate Holdings III LLC
4.80% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/09/30†††	913,701	909,132
9.35% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/09/30†††	7,791	7,752
Congruex Group LLC
10.49% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	1,173,000	903,210
Elvis UK HoldCo Ltd.
6.64% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/19/28	EUR 800,000	847,616
Checkers Holdings, Inc.
14.70% (6 Month Term SOFR + 3.00%, Rate Floor: 8.70%)
(in-kind rate was 6.00%) due 06/16/28†††,11	686,003	686,003
12.70% (6 Month Term SOFR + 3.00%, Rate Floor: 8.70%)
(in-kind rate was 4.00%) due 06/16/27†††,11	95,950	95,950
Clarios Global, LP
6.00% ((1 Month EURIBOR + 3.00%) and (3 Month EURIBOR + 3.00%),
Rate Floor: 3.00%) due 07/16/31	EUR 600,000	633,030
Secretariat Advisors LLC
9.44% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	589,500	587,289
Alterra Mountain Co.
7.57% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	250,000	251,875
EG Finco Ltd.
10.33% (6 Month Term SOFR + 5.61%, Rate Floor: 5.61%) due 02/07/28	168,017	168,353
Total Consumer, Cyclical		163,280,768
Consumer, Non-cyclical – 7.9%
Southern Veterinary Partners LLC
8.00% (6 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	7,572,105	7,622,611
HAH Group Holding Co. LLC
9.57% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	7,629,678	7,547,964
LaserAway Intermediate Holdings II LLC
10.66% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,499,490	7,162,013
Quirch Foods Holdings LLC
9.89% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,777,677	6,407,006
Women’s Care Holdings, Inc.
9.19% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	6,603,188	6,262,001
Nidda Healthcare Holding GmbH
7.01% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR 5,450,000	5,779,050
PlayCore
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	4,875,500	4,924,255
Florida Food Products LLC
9.69% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,558,237	4,752,292

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 63

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Consumer, Non-cyclical – 7.9% (continued)
Domidep
7.75% (1 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 10/30/29	EUR 4,400,000	$ 4,656,310
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	4,789,563	4,651,863
Rainbow Finco SARL
9.45% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/26/29	GBP 3,000,000	3,807,833
9.82% (6 Month SOFR + 4.50%, Rate Floor: 5.25%) due 02/26/29	700,000	679,875
Bowtie Germany Bidco GMBH
7.35% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 4,200,000	4,427,885
National Mentor Holdings, Inc.
8.43% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%),
Rate Floor: 4.50%) due 03/02/28	4,246,806	4,197,246
8.45% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	150,000	148,249
VC GB Holdings I Corp.
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	4,228,261	4,226,485
Hanger, Inc.
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	4,163,878	4,202,935
Curriculum Associates LLC
9.46% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/27/27†††	4,200,000	4,186,500
Blue Ribbon LLC
10.85% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	5,798,297	4,064,606
Celeste Bidco B.V.
7.60% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/22/29	EUR 3,750,000	3,981,720
Midwest Veterinary Partners LLC
8.39% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	3,890,250	3,886,788
Osmosis Holdings Australia II Pty Ltd.
8.16% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28	3,740,625	3,768,493
Heritage Grocers Group LLC
11.45% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	3,791,960	3,696,478
AI Monet (Luxembourg) Parentco SARL
7.25% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/06/31	EUR 3,250,000	3,434,066
Cambrex Corp.
8.17% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	3,384,637	3,383,419
Balrog Acquisition, Inc.
9.28% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	3,011,875	3,011,875
Weber-Stephen Products LLC
7.94% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	2,990,679	2,834,924
Lyons Magnus
11.34% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 05/10/27	2,532,796	2,454,710
Chefs’ Warehouse, Inc.
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	2,383,333	2,383,333
Outcomes Group Holdings, Inc.
7.82% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31†††	2,144,625	2,161,600
Artemis Acquisitions UK Ltd.
6.97% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/04/31	EUR 2,000,000	2,127,367

See notes to financial statements.

64 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Consumer, Non-cyclical – 7.9% (continued)
Confluent Health LLC
8.69% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28	2,146,586	$ 2,087,555
IVI America LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	2,044,875	2,059,782
Stars UK Bidco Ltd.
7.12% (2 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 08/09/29	EUR 1,900,000	2,015,638
Aenova Holding Gmbh
7.14% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 08/22/31	EUR 1,725,000	1,832,958
Artisan Newco B.V.
7.10% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/12/29	EUR 1,700,000	1,799,658
Summit Behavioral Healthcare LLC
8.76% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28	1,794,924	1,616,921
Eyecare Partners LLC
9.33% (3 Month Term SOFR + 1.00%, Rate Floor: 5.72%)
(in-kind rate was 3.61%) due 11/30/28[11]	1,482,776	1,107,634
10.37% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	350,691	352,227
Midwest Physician Administrative Services
7.87% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	1,270,870	1,191,047
Financiere N
7.60% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 01/22/29	EUR 1,000,000	1,060,598
Resonetics LLC
8.37% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31	1,000,000	1,008,610
Financiere Mendel
7.77% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/08/30	920,375	925,363
Balrog Acquisition, Inc.
8.78% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	706,045	709,222
Snacking Investments US LLC (Arnott’s)
8.57% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 12/18/26	455,207	456,801
Moran Foods LLC
11.95% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,831,844	444,561
Confluent Medical Technologies, Inc.
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/16/29	400,000	401,500
TGP Holdings LLC
7.92% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	376,573	355,123
Triton Water Holdings, Inc.
8.12% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	221,003	222,508
Surgery Center Holdings, Inc.
7.34% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 12/19/30	124,375	125,252
Total Consumer, Non-cyclical		146,604,710
Industrial – 7.3%
Capstone Acquisition Holdings, Inc.
9.17% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	8,359,612	8,313,745

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 65

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Industrial – 7.3% (continued)
Arcline FM Holdings, LLC
9.31% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%),
Rate Floor: 5.25%) due 06/23/28	7,099,250	$ 7,131,197
Total Webhosting Solutions B.V.
due 10/31/31	EUR 5,000,000	5,239,169
Merlin Buyer, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,900,000	3,875,625
9.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28	1,088,945	1,080,778
Charter Next Generation Inc.
7.65% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 12/01/27†††	4,644,679	4,685,344
Integrated Power Services Holdings, Inc.
9.19% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	4,635,130	4,621,951
Engineering Research And Consulting LLC
9.51% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	4,600,000	4,588,500
Fugue Finance LLC
8.25% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31	2,194,500	2,209,861
7.16% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 01/31/28	EUR 2,000,000	2,125,254
FCG Acquisitions, Inc.
8.44% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	4,297,789	4,325,983
Michael Baker International LLC
9.32% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	4,309,884	4,320,658
NA Rail Hold Co. LLC
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 4.25%) due 10/19/26	4,195,497	4,237,452
Boluda Towage S.L.
6.41% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 3,950,000	4,192,826
Foundation Building Materials Holding Company LLC
8.59% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%),
Rate Floor: 4.00%) due 01/29/31	4,129,250	4,069,665
Inspired Finco Holdings Ltd.
6.98% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR 2,550,000	2,707,031
6.98% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/31/28	EUR 1,250,000	1,324,097
Pelican Products, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	4,463,380	3,987,271
STS Operating, Inc.
8.67% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	3,980,000	3,986,647
American Bath Group LLC
8.42% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	4,015,736	3,938,915
Dispatch Terra Acquisition LLC
9.00% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	4,099,689	3,905,815
CPM Holdings, Inc.
9.17% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	3,833,062	3,724,778
DG Investment Intermediate Holdings 2, Inc.
8.44% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	3,424,702	3,455,730
ASP Dream Acquisiton Co. LLC
8.92% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	3,231,393	3,251,589

See notes to financial statements.

66 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Industrial – 7.3% (continued)
PointClickCare Technologies, Inc.
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/11/31	3,000,000	$ 3,018,750
Aegion Corp.
8.32% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	2,991,534	3,008,974
Anchor Packaging LLC
8.32% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29	2,571,426	2,585,209
Service Logic Acquisition, Inc.
8.09% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%),
Rate Floor: 4.25%) due 10/29/27†††	2,485,288	2,507,034
Savage Enterprises LLC
7.57% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 09/15/28	2,399,787	2,406,530
Bleriot US Bidco LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/30	2,315,531	2,327,479
Mauser Packaging Solutions Holding Co.
7.59% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27	2,280,559	2,293,581
Atlantic Aviation
8.07% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	2,161,665	2,173,079
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 09/30/31†††	2,000,000	2,022,500
DXP Enterprises, Inc.
8.32% (3 Month Term SOFR + 4.21%, Rate Floor: 5.21%) due 10/11/30	1,984,500	2,007,659
White Cap Supply Holdings LLC
7.82% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	1,968,241	1,978,240
Artera Services LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,741,250	1,715,863
LBM Acquisition LLC
8.47% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	1,640,888	1,617,587
OptiGroup
8.33% (1 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 03/16/29	EUR 1,600,000	1,535,638
ProAmpac PG Borrower LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,317,131	1,320,016
API Holdings III Corp.
11.60% (3 Month Term SOFR + 1.00%, Rate Floor: 5.60%)
(in-kind rate was 6.00%) due 05/07/27[11]	1,657,656	1,254,298
ILPEA Parent, Inc.
8.58% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/22/28	1,240,211	1,238,661
Spring Education Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	1,191,000	1,196,955
Solis IV B.V.
7.01% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/26/29	EUR 1,000,000	1,060,408
Valcour Packaging LLC
8.50% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%)
(in-kind rate was 2.25%) due 10/04/28[11]	436,227	382,135
9.88% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	360,023	363,263

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 67

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Industrial – 7.3% (continued)
TK Elevator Midco GmbH
5.98% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR 516,693	$ 525,795
Berlin Packaging LLC
8.41% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%),
Rate Floor: 3.75%) due 06/07/31	468,825	471,141
Sundyne (Star US Bidco)
8.32% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/17/27	466,869	470,370
Osmose Utility Services, Inc.
7.94% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	293,939	294,798
Park River Holdings, Inc.
8.10% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	233,929	231,084
API Holdings III Corp.
11.60% (3 Month Term SOFR + 1.00%, Rate Floor: 5.60%)
(in-kind rate was 6.00%) due 03/25/27†††,11	124,835	122,276
Total Industrial		135,429,204
Technology – 6.8%
Visma AS
7.38% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR 7,750,000	8,107,038
Avalara, Inc.
10.85% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/19/28†††	7,000,000	6,935,237
Datix Bidco Ltd.
10.20% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 3,920,000	4,950,734
9.93% (6 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	1,110,000	1,101,758
10.12% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	105,000	92,559
10.12% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	GBP 52,500	58,888
Polaris Newco LLC
8.27% ((3 Month Term SOFR + 3.50%) and (Commercial Prime Lending
Rate + 2.50%), Rate Floor: 3.50%) due 06/04/26†††	5,939,200	5,714,772
Finastra
12.18% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	4,875,500	4,840,500
Boxer Parent Co., Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	4,497,500	4,526,104
Concorde Lux
7.09% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 4,252,725	4,478,977
Precise Midco B.V.
6.97% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/15/30	EUR 4,117,500	4,363,227
Team.Blue Finco SARL
7.05% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 09/30/29	EUR 4,150,000	4,338,469
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	4,350,000	4,249,950
Blackhawk Network Holdings, Inc.
9.57% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	4,179,525	4,216,430
DS Admiral Bidco LLC
8.82% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	4,400,000	4,202,000

See notes to financial statements.

68 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Technology – 6.8% (continued)
Leia Finco US LLC
7.89% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/02/31	4,200,000	$ 4,200,210
Wrench Group LLC
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	4,124,652	4,095,450
Bock Capital Bidco B.V.
6.85% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 3,800,000	3,997,147
Apttus Corp.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/08/28	3,897,938	3,925,964
Pushpay USA, Inc.
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	3,750,000	3,759,375
Sitecore Holding III A/S
12.39% (3 Month Term SOFR + 7.00%, Rate Floor: 11.64%)
(in-kind rate was 0.75%) due 03/12/29†††,11	2,109,667	2,092,752
10.76% (3 Month EURIBOR + 7.00%, Rate Floor: 10.01%)
(in-kind rate was 0.75%) due 03/12/29†††,11	EUR 1,549,744	1,624,386
Xerox Corp.
8.59% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%),
Rate Floor: 4.50%) due 11/17/29	3,416,875	3,411,750
Central Parent LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	3,206,250	3,208,110
TSG Solutions Holding
6.81% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/30/29	EUR 2,800,000	2,964,142
Project Ruby Ultimate Parent Corp.
8.05% (3 Month Term SOFR + 3.36%, Rate Floor: 4.11%) due 03/10/28	2,219,500	2,229,798
8.30% (3 Month Term SOFR + 3.61%, Rate Floor: 3.61%) due 03/10/28	447,750	448,592
7.72% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/10/28	100,000	100,531
isolved, Inc.
7.84% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/15/30	2,687,265	2,706,613
Planview Parent, Inc.
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	2,643,375	2,653,288
Indicor LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/29	2,561,195	2,572,413
Epicor Software
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/30/31	2,409,111	2,426,360
Aston FinCo SARL
8.94% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26	1,619,250	1,552,796
9.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 387,055	453,111
Alteryx, Inc.
11.07% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	1,844,444	1,844,444
Azalea TopCo
8.09% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/30/31	1,750,000	1,755,880
Atlas CC Acquisition Corp.
9.03% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,470,057	1,590,543
Dye & Durham Corp.
8.95% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	1,435,714	1,439,907

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 69

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Technology – 6.8% (continued)
Azurite Intermediate Holdings, Inc.
11.07% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	1,268,056	$ 1,268,056
Conair Holdings LLC
8.44% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	1,411,446	1,262,242
CoreLogic, Inc.
8.19% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,245,236	1,237,254
VS Buyer LLC
7.86% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/12/31†††	1,122,188	1,131,305
Upland Software, Inc.
8.42% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26	1,100,000	1,077,538
Redhalo Midco Ltd.
6.58% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/24/31	EUR 1,000,000	1,060,271
Waystar Technologies, Inc.
7.32% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/22/29	1,052,140	1,057,400
BEP Intermediate Holdco LLC
7.84% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/25/31	897,750	904,483
Polaris Newco LLC
8.85% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	632,429	634,693
SUSE
8.83% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 11/09/30	497,503	500,304
Finastra USA, Inc.
12.18% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	117,913	106,296
Total Technology		127,470,047
Financial – 5.3%
Eisner Advisory Group
8.57% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	8,386,731	8,437,722
Higginbotham Insurance Agency, Inc.
9.08% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	8,041,267	7,980,436
9.32% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	173,886	172,571
HighTower Holding LLC
8.07% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/21/28	7,956,751	8,026,373
Claudius Finance Parent SARL
6.59% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/28	EUR 4,650,000	4,916,943
Nexus Buyer LLC
8.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	4,722,721	4,730,277
Orion Advisor Solutions, Inc.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	4,600,000	4,637,398
Asurion LLC
8.92% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,897,045	3,910,958
8.82% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	700,000	698,978
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	4,662,183	4,590,572
Kestra Advisor Services Holdings A, Inc.
8.51% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/22/31	4,538,625	4,574,934

See notes to financial statements.

70 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Financial – 5.3% (continued)
AqGen Island Holdings, Inc.
8.19% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	4,167,031	$ 4,193,075
Howden Group Holdings Ltd.
7.00% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/15/31	EUR 3,750,000	3,972,290
Duff & Phelps
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	1,989,417	1,928,998
7.35% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 1,727,448	1,777,698
Tegra118 Wealth Solutions, Inc.
8.52% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	3,720,855	3,559,928
Claros Mortgage Trust, Inc.
9.17% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26†††	3,421,611	3,318,962
Aretec Group, Inc.
8.57% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	3,168,040	3,186,256
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,138,370	2,302,713
13.74% (1 Month Term SOFR + 9.00%, Rate Floor: 10.00%) due 04/30/25	661,541	654,925
Cross Financial Corp.
7.82% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/24/31†††	2,800,000	2,821,000
Assetmark Financial Holdings, Inc.
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/05/31	2,620,000	2,634,751
Cervantes Bidco S.L.U.
due 06/13/31	EUR 2,400,000	2,552,840
Apex Group Treasury LLC
9.08% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28	2,308,464	2,329,633
Navacord, Inc.
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/15/30	1,840,750	1,846,125
OEG Borrower LLC
8.36% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	1,750,000	1,754,375
Ardonagh Midco 3 plc
9.90% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/16/31†††	1,616,867	1,595,218
Ardonagh Midco 3 plc
8.52% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%),
Rate Floor: 3.75%) due 02/15/31	1,550,000	1,563,562
Saphilux SARL
8.01% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	1,339,250	1,344,272
Sandy Bidco B.V.
6.82% (6 Month EURIBOR + 3.60%, Rate Floor: 3.60%) due 08/17/29	EUR 1,100,000	1,155,767
Global Blue Acquisition B.V.
7.51% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/05/30	EUR 1,000,000	1,057,661
Avison Young (Canada), Inc.
13.21% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) due 03/12/29	1,104,676	818,731
Total Financial		99,045,942

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 71

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Communications – 1.2%
FirstDigital Communications LLC
8.94% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	7,920,000	$ 7,741,201
Syndigo LLC
9.28% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,439,000	4,439,000
Speedster Bidco GMBH
due 10/17/31	EUR 1,400,000	1,482,071
due 10/17/31	1,400,000	1,405,838
Simon & Schuster
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	2,487,500	2,502,002
Cengage Learning, Inc.
7.92% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	1,691,500	1,697,691
Xplore, Inc.
6.20% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	1,087,432	872,664
10.70% (1 Month Term SOFR + 2.50%, Rate Floor: 7.20%)
(in-kind rate was 3.50%) due 10/23/29[11]	302,811	298,269
McGraw Hill LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/06/31	668,367	676,361
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	438,750	439,299
Total Communications		21,554,396
Basic Materials – 1.0%
Illuminate Buyer LLC
8.19% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29	3,283,500	3,303,497
Pregis TopCo Corp.
8.57% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 07/31/26	3,125,391	3,144,924
TPC Group, Inc.
due 11/22/31	3,050,000	3,015,688
Vector WP Holdco, Inc.
9.69% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/12/28	3,029,338	2,999,044
Eden S.A.S.
7.35% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/22/29	EUR 2,100,000	2,223,550
Discovery Purchaser Corp.
8.95% (3 Month Term SOFR + 4.38%, Rate Floor: 4.88%) due 10/04/29	1,685,000	1,693,189
NIC Acquisition Corp.
8.62% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,043,229	933,252
Arsenal AIC Parent LLC
7.82% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	891,028	898,602
Pregis TopCo LLC
8.69% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/31/26	649,900	652,337
Schur Flexibles GmbH
8.66% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR 312,500	193,992
Vantage Specialty Chemicals, Inc.
9.35% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	123,741	123,895
Total Basic Materials		19,181,970

See notes to financial statements.

72 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ – 39.0% (continued)
Energy – 0.7%
BANGL LLC
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	7,524,075	$ 7,599,315
Par Petroleum LLC
8.33% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,841,500	3,811,882
Venture Global Calcasieu Pass LLC
7.55% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	761,233	759,330
AL GCX Holdings LLC
7.38% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/17/29	666,566	669,273
Permian Production Partners LLC
12.69% (1 Month Term SOFR + 6.00%, Rate Floor: 10.69%)
(in-kind rate was 2.00%) due 11/24/25[11]	223,565	221,329
Total Energy		13,061,129
Utilities – 0.1%
Franklin Energy (KAMC Holdings, Inc.)
8.78% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,567,500	1,538,439
Total Senior Floating Rate Interests
(Cost $741,145,895)		727,166,605
ASSET-BACKED SECURITIES†† – 20.2%
Collateralized Loan Obligations – 8.9%
Palmer Square Loan Funding Ltd.
2022-1A D, 9.65% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	8,750,000	8,772,957
2021-3A D, 9.88% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 07/20/29◊,6	7,000,000	7,018,312
2024-3A CR, 7.66% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/31◊,6	3,500,000	3,515,871
2021-2A D, 9.78% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 05/20/29◊,6	2,000,000	2,005,078
Madison Park Funding LIII Ltd.
2022-53A E, 10.62% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%)
due 04/21/35◊,6	18,500,000	18,646,442
CIFC Funding Ltd.
2021-4RA DR, 11.91% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%)
due 01/17/35◊,6	11,000,000	10,952,313
2022-3A E, 11.89% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%)
due 04/21/35◊,6	2,000,000	2,020,519
Boyce Park CLO Ltd.
2022-1A E, 10.87% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,6	10,000,000	10,065,058
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 8.87% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,6	8,000,000	8,058,761
Fontainbleau Vegas
10.27% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	6,500,000	6,500,000
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.86% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,6	6,100,000	6,038,174
Cerberus Loan Funding XLII LLC
2023-3A C, 8.80% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,6	5,750,000	5,842,547

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 73

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† – 20.2% (continued)
Collateralized Loan Obligations – 8.9% (continued)
Carlyle Global Market Strategies
2022-1A E, 12.01% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,6	5,500,000	$ 5,503,187
Cerberus Loan Funding XLV LLC
2024-1A D, 9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,6	5,000,000	5,146,728
FS Rialto Issuer LLC
2024-FL9 C, 7.50% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,6	5,100,000	5,085,012
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.50% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,6	4,800,000	4,902,342
Owl Rock CLO I LLC
2024-1A C, 8.77% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,6	4,600,000	4,684,670
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, (WAC) due 10/24/38◊,6	5,230,000	4,606,061
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.90% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,6	4,250,000	4,262,438
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.97% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,6	3,450,000	3,491,449
ACRES Commercial Realty Ltd.
2021-FL2 C, 7.38% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,6	1,750,000	1,710,903
2021-FL2 D, 7.83% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,6	1,750,000	1,667,868
Cerberus Loan Funding XLVI, LP
2024-2A D, 9.61% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,6	3,200,000	3,304,698
KREF Ltd.
2021-FL2 AS, 6.03% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,6 2,850,000		2,799,854
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[6,12]	3,650,000	2,600,990
2013-1A INC, due 10/15/30[6,12]	3,000,000	112,710
Owl Rock CLO XVI LLC
2024-16A C, 7.92% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,6	2,650,000	2,711,194
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 7.67% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,6	2,600,000	2,650,787
Cerberus Loan Funding XL LLC
2023-1A D, 11.06% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,6	2,500,000	2,538,634
LCCM Trust
2021-FL2 C, 6.87% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,6	2,600,000	2,511,919
Cerberus Loan Funding XLVII LLC
2024-3A D, 9.01% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,6	2,450,000	2,475,976
Hamlin Park CLO Ltd.
2024-1A SUB, (WAC) due 10/20/37◊,†††,6	2,700,000	2,427,765
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.73% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,6	2,250,000	2,262,713
Carlyle US CLO Ltd.
2022-4A DR, 11.26% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	2,000,000	1,985,983
Madison Park Funding LVIII Ltd.
2024-58A D, 8.28% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,6	1,700,000	1,724,334

See notes to financial statements.

74 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† – 20.2% (continued)
Collateralized Loan Obligations – 8.9% (continued)
FS Rialto
2021-FL2 C, 6.78% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,6	1,400,000	$ 1,366,746
Cerberus Loan Funding XXXIII, LP
2021-3A D, 8.91% (3 Month Term SOFR + 4.26%, Rate Floor: 4.00%) due 07/23/33◊,6	1,200,000	1,210,396
OCP CLO Ltd.
2024-38A SUB, due 01/21/38◊,6	1,000,000	863,635
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[6,12]	3,555,000	862,479
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[6,12]	2,600,000	486,823
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[6,12]	1,153,846	424,017
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,6	250,000	197,355
Dryden Senior Loan Fund
2015-37X, due 01/15/31[12]	2,998,799	61,643
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[6,12]	1,850,000	35,396
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[6,12]	1,050,000	21,584
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[6,12]	3,566,667	9,166
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[1,6,12]	2,300,000	3,289
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[6,12]	814,751	2,159
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[6,12]	3,000,000	300
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[6,12]	1,500,000	150
West CLO Ltd.
2013-1A SUB, due 11/07/25[6,12]	1,350,000	135
Total Collateralized Loan Obligations		166,149,520
Transport-Aircraft – 3.3%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,13]	9,057,842	8,537,696
2019-1, 5.19% due 12/15/44[6,13]	2,050,214	1,846,128
Sprite Ltd.
2021-1, 3.75% due 11/15/46[6]	9,557,846	9,110,339

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 75

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† – 20.2% (continued)
Transport-Aircraft – 3.3% (continued)
AASET Trust
2021-2A, 2.80% due 01/15/47[6]	3,347,176	$ 3,059,436
2019-2, 4.46% due 10/16/39[6]	3,524,131	2,115,119
2020-1A, 3.35% due 01/16/40[6]	1,683,433	1,616,112
2020-1A, 4.34% due 01/16/40[6]	714,269	607,032
2019-1, 3.84% due 05/15/39[6]	122,397	118,722
Project Silver
2019-1, 3.97% due 07/15/44[6]	7,440,966	6,890,558
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	5,605,926	5,431,021
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[6]	3,709,999	3,580,109
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[6]	3,133,344	2,979,810
Start Ltd.
2018-1, 4.09% due 05/15/43[6]	1,503,364	1,450,861
2018-1, 5.32% due 05/15/43[6]	1,029,145	967,498
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	2,456,683	2,403,864
Start II Ltd.
2019-1, 4.09% due 03/15/44[6]	1,779,929	1,746,662
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[6]	1,166,937	1,073,620
2018-1, 4.13% due 06/15/43[6]	712,961	671,977
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	1,742,564	1,703,460
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	1,672,018	1,542,487
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[6]	1,474,579	1,180,563
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[6]	1,175,932	1,131,053
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[6]	614,068	580,268
2017-1, 6.30% due 02/15/42[6]	246,463	236,606
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[6]	371,364	350,943
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	132
Total Transport-Aircraft		60,932,076
Financial – 2.8%
Thunderbird A
5.50% due 03/01/37†††	18,335,922	16,945,725

See notes to financial statements.

76 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† – 20.2% (continued)
Financial – 2.8% (continued)
Lightning A
5.50% due 03/01/37†††	18,280,497	$ 16,894,502
Ceamer Finance LLC
6.92% due 11/15/37†††	3,324,897	3,333,583
3.69% due 03/24/31†††	2,534,252	2,399,288
LVNV Funding LLC
6.84% due 06/12/29†††	3,850,000	3,904,754
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,547,694	2,325,916
Thunderbird B
7.50% due 03/01/37†††	2,335,235	2,208,052
Lightning B
7.50% due 03/01/37†††	2,328,176	2,201,377
Nassau LLC
2019-1, 3.98% due 08/15/34[2]	846,170	778,671
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	629,069	611,715
Total Financial		51,603,583
Infrastructure – 2.2%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[6]	11,000,000	11,307,204
2021-1, 4.46% due 11/20/51[6]	5,250,000	5,008,305
2024-1A, 9.19% due 06/20/54[6]	2,000,000	2,084,370
VB-S1 Issuer LLC – VBTEL
2022-1A, 5.27% due 02/15/52[6]	8,000,000	7,652,820
2024-1A, 8.87% due 05/15/54[6]	5,600,000	5,863,771
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[6]	4,450,000	4,432,311
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[6]	1,850,000	1,739,331
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[6]	1,500,000	1,415,674
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[6]	1,000,000	1,015,923
Total Infrastructure		40,519,709
Insurance – 1.1%
Obra Longevity
8.48% due 06/30/39†††	17,400,000	18,190,683
CHEST
7.13% due 03/15/43†††	1,425,000	1,461,439
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[2]	274,644	244,634
Total Insurance		19,896,756

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 77

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† – 20.2% (continued)
Net Lease – 0.7%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	7,110,000	$ 6,237,738
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[6]	3,683,813	3,575,441
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[6]	3,301,146	3,350,047
Total Net Lease		13,163,226
Whole Business – 0.6%
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[6]	8,217,000	8,057,867
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[6]	1,947,500	1,890,401
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[6]	1,196,875	1,155,058
2020-1A, 4.34% due 01/20/50[6]	766,000	720,931
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[6]	98,500	91,878
Total Whole Business		11,916,135
Single Family Residence – 0.6%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38[6]	3,200,000	3,140,990
2020-SFR2, 4.00% due 10/19/37[6]	3,050,000	2,984,451
2020-SFR2, 4.50% due 10/19/37[6]	3,000,000	2,945,648
2020-SFR2, 3.37% due 10/19/37[6]	1,900,000	1,850,819
Total Single Family Residence		10,921,908
Collateralized Debt Obligations – 0.0%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[6]	1,000,000	913,265
Total Asset-Backed Securities
(Cost $377,542,373)		376,016,178
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 7.0%
Government Agency – 3.0%
Freddie Mac
5.50% due 11/01/54[1]	18,511,195	18,493,839
5.00% due 09/01/52[1]	5,370,187	5,289,085
4.00% due 05/01/52[1]	4,921,007	4,628,254
4.00% due 06/01/52[1]	4,323,994	4,080,813
4.00% due 08/01/52[1]	1,589,143	1,509,906

See notes to financial statements.

78 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 7.0% (continued)
Government Agency – 3.0% (continued)
Fannie Mae
4.00% due 06/01/52[1]	6,264,464	$ 5,911,712
4.00% due 07/01/52[1]	6,002,554	5,691,534
5.00% due 08/01/53[1]	5,527,865	5,436,644
5.00% due 09/01/52[1]	2,029,550	1,998,899
5.00% due 06/01/53[1]	1,900,940	1,868,527
4.00% due 05/01/52[1]	1,587,536	1,492,067
Total Government Agency		56,401,280
Residential Mortgage-Backed Securities – 2.3%
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[6,13]	10,250,000	9,276,250
Top Pressure Recovery Turbines
7.51% due 11/01/69	6,256,267	6,287,548
LSTAR Securities Investment Ltd.
2024-1, 7.96% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,6	3,448,649	3,440,418
Carrington Mortgage Loan Trust Series
2006-NC5, 4.85% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%)
due 01/25/37◊	3,569,699	3,156,802
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,6	3,400,000	3,052,539
OBX Trust
2024-NQM6, 6.92% (WAC) due 02/25/64◊,6	1,750,000	1,778,917
2022-NQM8, 6.10% due 09/25/62[6,13]	967,811	965,886
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.87% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	1,469,441	1,070,593
2007-HE4, 4.95% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	865,365	499,172
2007-HE2, 4.89% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	1,308,245	487,550
PRPM LLC
2024-4, 6.41% due 08/25/29[6,13]	1,914,903	1,916,868
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[6,13]	1,862,898	1,865,504
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[6,13]	1,858,826	1,848,007
Lehman XS Trust Series
2006-18N, 5.06% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	1,694,618	1,616,400
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,6	1,406,541	1,397,563
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,6	1,124,567	1,154,473
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,6	1,073,129	1,069,750
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[6,13]	941,522	941,763

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 79

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 7.0% (continued)
Residential Mortgage-Backed Securities – 2.3% (continued)
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.96% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	1,333,820	$ 826,814
Total Residential Mortgage-Backed Securities		42,652,817
Commercial Mortgage-Backed Securities – 1.1%
BX Trust
2024-VLT4, 7.05% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,6	5,200,000	5,208,125
2023-DELC, 7.95% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,6	2,750,000	2,774,062
BX Commercial Mortgage Trust
2021-VOLT, 6.72% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,6	3,743,000	3,733,643
2024-AIRC, 7.20% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,6	1,600,000	1,608,000
BXHPP Trust
2021-FILM, 5.82% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,6	5,350,000	4,994,018
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.38% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,6	2,000,000	1,906,804
Total Commercial Mortgage-Backed Securities		20,224,652
Military Housing – 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.95% (WAC) due 11/25/52◊,2	3,296,705	2,995,668
2015-R1, 0.70% (WAC) due 11/25/55◊,6,14	39,138,942	2,207,843
2015-R1, 0.70% (WAC) due 11/25/52◊,6,14	30,904,653	1,491,520
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,†††,6,14	38,873,860	2,239,675
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,6	1,492,026	1,296,249
2007-AET2, 6.06% due 10/10/52†††,6	449,318	430,823
GMAC Commercial Mortgage Asset Corp.
2006-LEAV, 5.46% due 03/10/51†††,6	957,609	814,576
Total Military Housing		11,476,354
Total Collateralized Mortgage Obligations
(Cost $133,771,273)		130,755,103
U.S. GOVERNMENT SECURITIES†† – 3.8%
U.S. Treasury Bills
4.31% due 01/09/25[15]	20,800,000	20,701,383
4.38% due 12/19/24[1,15]	20,000,000	19,957,018
4.51% due 12/10/24[1,15]	13,000,000	12,986,928
U.S. Treasury Bonds
due 08/15/51[1,16,17]	32,650,000	10,104,047
due 05/15/44[1,16,17]	5,030,000	2,103,218
due 11/15/44[16,17]	5,030,000	2,047,933
due 02/15/46[16,17]	5,060,000	1,947,049
Total U.S. Government Securities
(Cost $75,162,332)		69,847,576

See notes to financial statements.

80 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Face
	Amount~	Value
CONVERTIBLE BONDS†† – 0.2%
Consumer, Non-cyclical – 0.1%
Block, Inc.
due 05/01/26[16]	2,840,000	$ 2,631,260
Communications – 0.1%
Cable One, Inc.
due 03/15/26[16]	1,250,000	1,150,020
Total Convertible Bonds
(Cost $3,815,919)		3,781,280
FOREIGN GOVERNMENT DEBT†† – 0.1%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	2,678,271
Total Foreign Government Debt
(Cost $4,124,736)		2,678,271
MUNICIPAL BONDS†† – 0.0%
Oklahoma – 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	387,121
Total Municipal Bonds
(Cost $400,000)		387,121
SENIOR FIXED RATE INTERESTS†† – 0.0%
Industrial – 0.0%
Schur Flexibles GmbH
13.17% due 09/30/26†††	EUR 286,666	269,582
8.66% due 09/30/26†††	EUR 115,898	108,992
Total Industrial		378,574
Total Senior Fixed Rate Interests
(Cost $416,861)		378,574
	Contracts
LISTED OPTIONS PURCHASED† – 0.0%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00
(Notional Value $18,469,971)	2,727	21,816
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00
(Notional Value $15,300,207)	2,259	11,295
Total Listed Options Purchased
(Cost $1,527,699)		33,111

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 81

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Contracts/
	Notional Value	Value
OTC OPTIONS PURCHASED†† – 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025
with strike price of EUR 1.01 (Notional Value $21,629,540)	EUR 19,423,000	$ 215,492
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025
with strike price of EUR 1.01 (Notional Value $21,629,540)	EUR 19,423,000	215,492
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025
with strike price of EUR 1.01 (Notional Value $15,140,566)	EUR 13,596,000	152,280
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025
with strike price of EUR 1.01 (Notional Value $7,610,373)	EUR 6,834,000	76,543
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025
with strike price of EUR 1.01 (Notional Value $6,488,973)	EUR 5,827,000	65,264
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price
of EUR 1.01 (Notional Value $1,252,805)	EUR 1,125,000	12,601
Total Foreign Exchange Options		737,672
Equity Options
Goldman Sachs International Gaotu Techedu Inc Expiring January 2025 with strike
price of $110.00 (Notional Value $27,912,597)	203,252	56,829
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024
with strike price of $42.00 (Notional Value $6,122,792)	904	7,232
Total Equity Options		64,061
Total OTC Options Purchased
(Cost $2,101,836)		801,733
OTC INTEREST RATE SWAPTIONS PURCHASED††,18 – 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 3.60% (Notional Value $44,995,170)	GBP 35,400,000	270,672
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 3.23% (Notional Value $48,935,425)	GBP 38,500,000	181,063
Total Interest Rate Call Swaptions		451,735

See notes to financial statements.

82 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

Contracts/
Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,18 – 0.0% (continued)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 4.48% (Notional Value $48,935,425)	GBP 38,500,000	$ 154,552
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 4.85% (Notional Value $44,995,170)	GBP 35,400,000	85,559
Total Interest Rate Put Swaptions		240,111
Total OTC Interest Rate Swaptions Purchased
(Cost $788,605)		691,846
Total Investments – 120.8%
(Cost $2,341,968,875)		$2,253,723,982
LISTED OPTIONS WRITTEN† – (0.2)%
Call Options on:
Equity Options
SPDR S&P 500 ETF Trust Expiring December 2024 with strike price of $588.00
(Notional Value $1,265,355)	21	(37,265)
NASDAQ-100 Index Expiring December 2024 with strike price of $20,725.00
(Notional Value $2,093,037)	1	(45,695)
S&P 500 Index Expiring December 2024 with strike price of $6,000.00 (Notional Value $3,016,190)	5	(45,775)
Russell 2000 Index Expiring December 2024 with strike price of $2,430.00 (Notional Value $2,678,199)	11	(66,660)
S&P 500 Index Expiring December 2024 with strike price of $6,010.00 (Notional Value $15,080,950)	25	(152,500)
S&P 500 Index Expiring December 2024 with strike price of $6,000.00 (Notional Value $15,080,950)	25	(177,000)
S&P 500 Index Expiring December 2024 with strike price of $5,960.00 (Notional Value $15,080,950)	25	(191,375)
S&P 500 Index Expiring December 2024 with strike price of $5,980.00 (Notional Value $15,080,950)	25	(194,500)
S&P 500 Index Expiring December 2024 with strike price of $5,965.00 (Notional Value $15,080,950)	25	(217,375)
S&P 500 Index Expiring December 2024 with strike price of $5,960.00 (Notional Value $15,080,950)	25	(222,000)
S&P 500 Index Expiring December 2024 with strike price of $5,910.00 (Notional Value $15,080,950)	25	(322,250)
S&P 500 Index Expiring December 2024 with strike price of $5,895.00 (Notional Value $15,080,950)	25	(356,250)
S&P 500 Index Expiring December 2024 with strike price of $5,885.00 (Notional Value $15,080,950)	25	(386,375)
S&P 500 Index Expiring December 2024 with strike price of $5,865.00 (Notional Value $15,080,950)	25	(428,625)
Total Equity Options		(2,843,645)
Put Options on:
Equity Options
S&P 500 Index Expiring December 2024 with strike price of $6,040.00 (Notional Value $15,080,950)	25	(131,159)
Total Listed Options Written
(Premiums received $1,769,980)		(2,974,804)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 83

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

	Contracts/
	Notional Value	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,18 – (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 2.73% (Notional Value $48,935,425)	GBP 38,500,000	$ (92,198)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 3.10% (Notional Value $44,995,170)	GBP 35,400,000	(140,099)
Total Interest Rate Swaptions		(232,297)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 4.60% (Notional Value $44,995,170)	GBP 35,400,000	(121,545)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest Rate Swap Expiring
October 2025 with exercise rate of 4.23% (Notional Value $48,935,425)	GBP 38,500,000	(218,678)
Total Interest Rate Swaptions		(340,223)
Total OTC Interest Rate Swaptions Written
(Premiums received $692,375)		(572,520)
Other Assets & Liabilities, net – (20.6)%		(385,160,276)
Total Net Assets – 100.0%		$ 1,865,016,382

FUTURES CONTRACTS

				Value and
	Number of	Expiration	Notional	Unrealized
Description	Contracts	Date	Amount	Appreciation**
S&P 500 Index Mini Futures Contracts	760	Dec 2024	$229,966,500	$13,602,034

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

			Protection					Upfront
			Premium	Payment	Maturity	Notional		Premiums	Unrealized
Counterparty	Exchange	Index	Rate	Frequency	Date	Amount	Value	(Received)	Depreciation**
BofA Securities,	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR 16,150,000	$(358,391)	$(348,551)	$(9,840)
Inc.
BofA Securities,	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	45,164,012	(1,076,724)	(978,539)	(98,185)
Inc.
							$(1,435,115)	$(1,327,090)	$(108,025)

See notes to financial statements.

84 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

		Floating	Floating						Upfront
		Rate	Rate	Fixed	Payment	Maturity	Notional		Premiums	Unrealized
Counterparty	Exchange	Type	Index	Rate	Frequency	Date	Amount	Value	Paid	Depreciation**
BofA Securities,	CME	Pay	U.S.	2.78%	Annually	07/18/27	$143,900,000	$(4,086,028)	$497	$(4,086,525)
Inc.			Secured
Overnight
Financing
Rate

TOTAL RETURN SWAP AGREEMENTS

								Value and
			Financing	Payment	Maturity		Notional	Unrealized
Counterparty	Index	Type	Rate	Frequency	Date	Units	Amount	Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P	Pay	5.22% (Federal Funds	At Maturity	06/02/25	66,900	$40,310,595	$6,812,507
	500 ETF Trust		Rate + 0.64%)
Bank of America, N.A.	SPDR S&P	Pay	5.34% (Federal Funds	At Maturity	09/02/25	33,100	19,944,405	2,421,596
	500 ETF Trust		Rate +0.76%)
								$9,234,103
OTC Interest Rate Swap Agreements††
Goldman Sachs	Goldman Sachs	Pay	5.58% (Federal Funds	At Maturity	04/11/25	10,000,000	$15,848,000	$1,191,270
International	Swaption Forward		Rate + 1.00%)
	Volatility Index

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

						Unrealized
				Contract	Settlement	Appreciation
Counterparty	Currency	Type	Quantity	Amount	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	EUR	Sell	139,175,000	147,264,686 USD	12/17/24	$ 112,147
Bank of America, N.A.	CAD	Sell	3,250,000	2,323,914 USD	12/17/24	296
Morgan Stanley Capital Services LLC	CAD	Buy	9,000	6,449 USD	12/17/24	(14)
Barclays Bank plc	EUR	Sell	334,000	352,148 USD	02/27/25	(2,184)
Bank of America, N.A.	EUR	Sell	545,000	574,971 USD	02/27/25	(3,206)
Bank of America, N.A.	EUR	Sell	1,042,000	1,096,909 USD	12/17/24	(4,818)
Barclays Bank plc	EUR	Sell	2,080,000	2,167,330 USD	12/17/24	(31,896)
JPMorgan Chase Bank, N.A.	GBP	Sell	19,595,000	24,900,895 USD	12/17/24	(32,893)
						$ 37,432

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 85

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

OTC INTEREST RATE SWAPTIONS PURCHASED

	Floating	Floating					Swap
Counterparty/	Rate	Rate	Payment	Fixed	Expiration	Exercise	Notional	Swaption
Description	Type	Index	Frequency	Rate	Date	Rate	Amount	Value
Call
Morgan Stanley	Pay	12 Month	Annual	3.60%	10/31/25	3.60%	$44,995,170	$270,672
Capital Services LLC		GBP SONIA
1-Year/2-Year
Interest Rate Swap
Morgan Stanley	Pay	12 Month	Annual	3.23%	10/28/25	3.23%	48,935,425	181,063
Capital Services LLC	GBP SONIA
1-Year/2-Year
Interest Rate Swap
								$451,735
Put
Morgan Stanley	Receive	12 Month	Annual	4.48%	10/28/25	4.48%	48,935,425	154,552
Capital Services LLC	GBP SONIA
1-Year/2-Year
Interest Rate Swap
Morgan Stanley	Receive	12 Month	Annual	4.85%	10/31/25	4.85%	44,995,170	85,559
Capital Services LLC	GBP SONIA
1-Year/2-Year
Interest Rate Swap
								$240,111

OTC INTEREST RATE SWAPTIONS WRITTEN

	Floating	Floating					Swap
Counterparty/	Rate	Rate	Payment	Fixed	Expiration	Exercise	Notional	Swaption
Description	Type	Index	Frequency	Rate	Date	Rate	Amount	Value
Call
Morgan Stanley	Receive	12 Month	Annual	2.73%	10/28/25	2.73%	$48,935,425	$(92,198)
Capital Services LLC		GBP SONIA
1-Year/2-Year
Interest Rate Swap
Morgan Stanley	Receive	12 Month	Annual	3.10%	10/31/25	3.10%	44,995,170	(140,099)
Capital Services LLC		GBP SONIA
1-Year/2-Year
Interest Rate Swap
								$(232,297)
Put
Morgan Stanley	Pay	12 Month	Annual	4.60%	10/31/25	4.60%	44,995,170	(121,545)
Capital Services LLC		GBP SONIA
1-Year/2-Year
Interest Rate Swap
Morgan Stanley	Pay	12 Month	Annual	4.23%	10/28/25	4.23%	48,935,425	(218,678)
Capital Services LLC		GBP SONIA
1-Year/2-Year
Interest Rate Swap
								$(340,223)

See notes to financial statements.

86 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www. sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 6.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 6.
†††	Value determined based on Level 3 inputs — See Note 6.
◊	Variable rate security. Rate indicated is the rate effective at November 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of November 30, 2024, the total value of segregated securities was $575,924,381.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,565,229 (cost $9,427,718), or 0.4% of total net assets — See Note 12.
3	Special Purpose Acquisition Company (SPAC).
4	Affiliated issuer.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $928,966,288 (cost $967,537,050), or 49.8% of total net assets.
7	Rate indicated is the 7-day yield as of November 30, 2024.
8	Variable rate security. Rate indicated is the rate effective at November 30, 2024. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
9	Perpetual maturity.
10	Security is in default of interest and/or principal obligations.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at November 30, 2024. See table below for additional step information for each security.
14	Security is an interest-only strip.
15	Rate indicated is the effective yield at the time of purchase.
16	Zero coupon rate security.
17	Security is a principal-only strip.
18	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 87

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

BofA — Bank of America

CAD — Canadian Dollar

CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1

CME — Chicago Mercantile Exchange

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

ICE — Intercontinental Exchange

ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1

plc — Public Limited Company

PPV — Public-Private Venture

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Country Diversification

% of Long-Term
Country	Investments
United States	81.7%
Cayman Islands	6.3%
United Kingdom	2.2%
Canada	1.9%
Netherlands	1.3%
Luxembourg	1.1%
Other	5.5%
Total Long-Term Investments	100.0%

See notes to financial statements.

88 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2024 (See Note 6 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Assets)	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$ 10,461,825	$ 602,952	$ 1,546,870	$ 12,611,647
Preferred Stocks	39,463,639	52,710,363	11,184,104	103,358,106
Warrants	148	—	43	191
Exchange-Traded Funds	5,382,618	—	—	5,382,618
Closed-End Mutual Funds	21,372,840	—	—	21,372,840
Money Market Fund	17,166,189	—	—	17,166,189
Corporate Bonds	—	724,035,003	57,259,990	781,294,993
Senior Floating Rate Interests	—	579,835,179	147,331,426	727,166,605
Asset-Backed Securities	—	296,611,247	79,404,931	376,016,178
Collateralized Mortgage Obligations	—	125,973,780	4,781,323	130,755,103
U.S. Government Securities	—	69,847,576	—	69,847,576
Convertible Bonds	—	3,781,280	—	3,781,280
Foreign Government Debt	—	2,678,271	—	2,678,271
Municipal Bonds	—	387,121	—	387,121
Senior Fixed Rate Interests	—	—	378,574	378,574
Options Purchased	33,111	801,733	—	834,844
Interest Rate Swaptions Purchased	—	691,846	—	691,846
Equity Futures Contracts**	13,602,034	—	—	13,602,034
Equity Index Swap Agreements**	—	9,234,103	—	9,234,103
Interest Rate Swap Agreements**	—	1,191,270	—	1,191,270
Forward Foreign Currency Exchange Contracts**	—	112,443	—	112,443
Total Assets	$ 107,482,404	$1,868,494,167	$301,887,261	$2,277,863,832
		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Liabilities)	Quoted Prices	Inputs	Inputs	Total
Options Written	$ 2,974,804	$ —	$ —	$ 2,974,804
Interest Rate Swaptions Written	—	572,520	—	572,520
Credit Default Swap Agreements**	—	108,025	—	108,025
Interest Rate Swap Agreements**	—	4,086,525	—	4,086,525
Forward Foreign Currency Exchange Contracts**	—	75,011	—	75,011
Unfunded Loan Commitments (Note 11)	—	—	422,762	422,762
Total Liabilities	$ 2,974,804	$ 4,842,081	$ 422,762	$ 8,239,647
** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $391,004,341 are categorized as Level 2 within the disclosure hierarchy — See Note 7.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 89

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending Balance at		Valuation	Unobservable	Input	Weighted
Category	November 30, 2024	Technique	Inputs	Range	Average*
Assets:
Asset-Backed Securities	$ 53,053,612	Yield Analysis	Yield	5.6%-13.0%	7.10%
Asset-Backed Securities	23,923,554	Option adjusted spread off	Broker Quote	—	—
		prior month end broker quote
Asset-Backed Securities	2,427,765	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage	2,541,648	Option adjusted spread off	Broker Quote	—	—
Obligations		prior month end broker quote
Collateralized Mortgage	2,239,675	Third Party Pricing	Vendor Price	—	—
Obligations
Common Stocks	1,203,542	Enterprise Value	Valuation Multiple	2.1%-8.5%	5.10%
Common Stocks	341,710	Model Price	Purchase Price	—	—
Common Stocks	1,618	Model Price	Liquidation Value	—	—
Corporate Bonds	23,069,800	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	20,126,352	Option adjusted spread off	Broker Quote	—	—
		prior month end broker quote
Corporate Bonds	12,622,558	Yield Analysis	Yield	6.8%-9.4%	7.10%
Corporate Bonds	1,441,277	Third Party Pricing	Trade Price	—	—
Corporate Bonds	3	Model Price	Purchase Price	—	—
Preferred Stocks	10,147,100	Yield Analysis	Yield	6.3%	—
Preferred Stocks	1,036,970	Model Price	Purchase Price	—	—
Preferred Stocks	34	Third Party Pricing	Vendor Price	—	—
Senior Fixed Rate Interests	378,574	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	64,663,304	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	44,102,672	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	22,896,164	Yield Analysis	Yield	10.1%-15.2%	10.7%
Senior Floating Rate Interests	13,449,775	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	1,774,950	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	444,561	Model Price	Liquidation Value	—	—
Warrants	43	Model Price	Liquidation Value	—	—
Total Assets	$301,887,261
Liabilities:
Unfunded Loan Commitments	$ 422,762	Model Price	Purchase Price	—	—
* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended November 30, 2024, the Fund had securities with a total value of $22,410,173 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $18,644,911 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

See notes to financial statements.

90 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2024:

				Assets						Liabilities
				Senior				Senior		Unfunded
		Collateralized		Floating				Fixed		Loan
Asset-Backed		Mortgage	Corporate	Rate		Common	Preferred	Rate	Total	Commit-
	Securities	Obligations	Bonds	Interests	Warrants	Stocks	Stocks	Interests	Assets	ments
Beginning
Balance	$45,517,169	$1,716,438 $39,085,000		$118,735,150	$44	$1,211,166	$10,908,493 $334,549 $217,508,009			$(300,392)
Purchases/
(Receipts)	33,862,831	3,136,237	17,558,466	50,650,035	—	—	—	69,748	105,277,317	(594,090)
(Sales, maturities
and paydowns)/
Fundings	(916,558)	(15,131)	(95,000)	(20,467,446)	—	(247,460)	—	—	(21,741,595)	340,762
Amortization of
premiums/
discounts	8,435	575	16,135	371,792	—	—	—	20	396,957	43,320
Corporate actions	—	—	—	(4,377,833)	—	618,716	—	—	(3,759,117)	—
Total realized gains
(losses) included
in earnings	—	—	(15,259)	(66,230)	—	127,528	—	—	46,039	73,410
Total change in
unrealized
appreciation
(depreciation)
included in
earnings	933,054	(56,796)	720,948	(1,289,747)	(1)	(163,080)	275,754	(25,743)	394,389	14,228
Transfers into
Level 3	—	—	—	22,410,173	—	—	—	—	22,410,173	—
Transfers out
of Level 3	—	—	(10,300)	(18,634,468)	—	—	(143)	—	(18,644,911)	—
Ending Balance	$79,404,931	$4,781,323 $57,259,990		$147,331,426	$43	$1,546,870	$11,184,104	$378,574	$301,887,261	$(422,762)
Net change in
unrealized
appreciation
(depreciation)
for investments
in Level 3
securities still
held at
November 30,
2024	$ 933,054	$ (56,796) $	715,798	$ (726,250)	$ (1) $	(96,847)	$ 286,351	$ (25,743) $	1,029,566	$ 62,322

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 91

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd., which are scheduled to decrease.

Coupon Rate at Next		Next Rate	Future	Future
Name	Reset Date	Reset Date	Reset Rate	Reset Date
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17%
due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
New Residential Mortgage Loan Trust 2022-NQM5,
6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended November 30, 2024, in which the company is an affiliated issuer, were as follows:

					Change in
					Unrealized
	Value			Realized	Appreciation	Value	Shares	Investment
Security Name	05/31/24	Additions	Reductions	Gain (Loss)	(Depreciation)	11/30/24	11/30/24	Income
Common Stocks
BP Holdco LLC *	$146,719	$—	$—	$—	$(1)	$146,718	121,041	$ —
Closed-End Mutual Funds
Guggenheim Active
Allocation Fund	14,269,000	—	—	—	665,000	14,934,000	950,000	676,875
	$14,415,719	$—	$—	$—	$664,999	$15,080,718		$676,875
* Non-income producing security.

See notes to financial statements.

92 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2024

ASSETS:
Investments in unaffiliated issuers, at value (cost $2,328,550,189)	$ 2,238,643,264
Investments in affiliated issuers, at value (cost $13,418,686)	15,080,718
Foreign currency, at value	517,831
Cash	6,705,666
Segregated cash due from broker	14,647,513
Unrealized appreciation on forward foreign currency exchange contracts	112,443
Unrealized appreciation on OTC swap agreements	10,425,373
Unamortized upfront premiums paid on interest rate swap agreements	497
Prepaid expenses	125,209
Receivables:
Interest	22,201,215
Investments sold	15,377,717
Fund shares sold	1,232,374
Variation margin on futures contracts	513,000
Dividends	251,200
Tax reclaims	6,388
Total assets	2,325,840,408
LIABILITIES:
Reverse repurchase agreements (Note 7)	391,004,341
Borrowings (Note 8)	3,700,000
Unfunded loan commitments, at value (Note 11) (commitment fees received $612,329)	422,762
Options written, at value (premiums received $2,462,355)	3,547,324
Unamortized upfront premiums received on credit default swap agreements	1,327,090
Unrealized depreciation on forward foreign currency exchange contracts	75,011
Interest due on borrowings	108,112
Segregated cash due to broker	3,339,189
Payable for:
Investments purchased	50,918,326
Investment advisory fees	1,837,636
Swap settlement	1,756,591
Variation margin on interest rate swap agreements	1,131,192
Offering costs	944,959
Professional fees	246,067
Protection fees on credit default swap agreements	124,457
Trustees’ fees and expenses*	40,575
Variation margin on credit default swap agreements	31,384
Other liabilities	269,010
Total liabilities	460,824,026
NET ASSETS	$ 1,865,016,382
NET ASSETS CONSIST OF:
Common stock, $0.01 par value per share; unlimited number of shares
authorized, 156,058,734 shares issued and outstanding	$ 1,560,587
Additional paid-in capital	2,071,209,080
Total distributable earnings (loss)	(207,753,285)
NET ASSETS	$ 1,865,016,382
Shares outstanding ($0.01 par value with unlimited amount authorized)	156,058,734
Net asset value	$ 11.95

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 93

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2024
For the Six Months Ended November 30, 2024

INVESTMENT INCOME:
Interest from securities of unaffiliated issuers (net of foreign withholdings tax $16,582)	$ 82,966,534
Dividends from securities of unaffiliated issuers	2,067,518
Dividends from securities of affiliated issuers	676,875
Total investment income	85,710,927
EXPENSES:
Investment advisory fees	10,832,566
Interest expense	10,726,202
Professional fees	386,748
Administration fees	178,909
Fund accounting fees	127,576
Trustees’ fees and expenses*	122,912
Printing fees	119,003
Registration and filing fees	82,214
Custodian fees	68,794
Insurance	43,685
Transfer agent fees	11,163
Miscellaneous	9,183
Total expenses	22,708,955
Less:
Expenses waived by advisor	(92,867)
Net expenses	22,616,088
Net investment income	63,094,839
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,196,457)
Swap agreements	(3,702,590)
Futures contracts	8,217,793
Options purchased	600,936
Options written	(9,077,169)
Forward foreign currency exchange contracts	4,832,274
Foreign currency transactions	(257,843)
Net realized gain	(2,583,056)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	35,048,688
Investments in affiliated issuers	664,999
Swap agreements	11,482,403
Futures contracts	14,927,778
Options purchased	(1,422,789)
Options written	(1,614,156)
Forward foreign currency exchange contracts	570,059
Foreign currency translations	274,577
Net change in unrealized appreciation (depreciation)	59,931,559
Net realized and unrealized gain	57,348,503
Net increase in net assets resulting from operations	$ 120,443,342

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

94 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2024

	Six Months Ended
	November 30, 2024	Year Ended
	(Unaudited)	May 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 63,094,839	$ 106,958,039
Net realized gain on investments	(2,583,056)	22,806,381
Net change in unrealized appreciation (depreciation)
on investments	59,931,559	58,417,986
Net increase in net assets resulting from operations	120,443,342	188,182,406
DISTRIBUTIONS:
Distributions to shareholders	(162,739,489)	(124,527,642)
Return of capital	—*	(159,703,627)
Total distributions	(162,739,489)	(284,231,269)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares issued through at-the-market offering	184,304,661	292,166,076
Reinvestments of distributions	19,701,958	34,501,486
Common shares offering cost charged to paid-in-capital	(313,110)	(693,499)
Net increase in net assets resulting from shareholder transactions	203,693,509	325,974,063
Net increase in net assets	161,397,362	229,925,200
NET ASSETS:
Beginning of period	1,703,619,020	1,473,693,820
End of period	$ 1,865,016,382	$ 1,703,619,020

* A portion of the distributions to shareholders may be deemed a return of capital at fiscal year-end.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 95

STATEMENT OF CASH FLOWS (Unaudited)	November 30, 2024
For the Six Months Ended November 30, 2024

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$ 120,443,342
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating and Investing Activities:
Net change in unrealized (appreciation) depreciation on investments	(35,713,687)
Net change in unrealized (appreciation) depreciation on swap agreements	(8,436,136)
Net change in unrealized (appreciation) depreciation on options purchased	1,422,789
Net change in unrealized (appreciation) depreciation on options written	1,614,156
Net change in unrealized (appreciation) depreciation on forward foreign
currency exchange contracts	(570,059)
Net realized loss on investments	3,196,457
Net realized gain on options purchased	(600,936)
Net realized loss on options written	9,077,169
Purchase of long-term investments	(351,904,328)
Proceeds from sale of long-term investments	196,301,041
Net proceeds from sale of short-term investments	9,182,724
Net accretion of bond discount and amortization of bond premium	(6,527,900)
Corporate actions and other payments	1,417,878
Premiums received on options written	24,683,753
Cost of closing options written	(32,663,989)
Commitment fees received and repayments of unfunded commitments	229,285
Decrease in due from adviser	17,509
Decrease in unamortized upfront premiums paid on credit default swap agreements	592
Increase in unamortized upfront premiums paid on interest rate swap agreements	(497)
Increase in interest receivable	(908,463)
Decrease in dividends receivable	117,079
Increase in investments sold receivable	(11,470,928)
Decrease in variation margin on credit default swap agreements receivable	2,619
Decrease in variation margin on futures contracts receivable	797,890
Increase in prepaid expenses	(54,553)
Decrease in tax reclaims receivable	6,118
Increase in investments purchased payable	8,230,434
Decrease in interest due on borrowings	(180,108)
Increase in professional fees payable	28,427
Increase in unamortized upfront premiums received on credit default swap agreements	949,317
Decrease in segregated cash due to broker	(21,960,030)
Increase in investment advisory fees payable	45,025
Increase in variation margin on credit default swap agreements payable	31,384
Decrease in variation margin on interest rate swap agreements payable	(1,980,864)
Increase in protection fees on credit default swap agreements payable	88,922
Increase in trustees’ fees and expenses payable*	40,575
Increase in swap settlement payable	1,547,843
Increase in other liabilities	114,573
Net Cash Used in Operating and Investing Activities	$ (93,385,577)

See notes to financial statements.

96 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF CASH FLOWS (Unaudited) continued	November 30, 2024
For the Six Months Ended November 30, 2024

Cash Flows From Financing Activities:
Distributions to common shareholders	$ (143,037,531)
Proceeds from the issuance of common shares	184,865,229
Proceeds from borrowings	1,400,000
Proceeds from reverse repurchase agreements	1,049,798,052
Payments made on reverse repurchase agreements	(1,017,949,573)
Offering costs in connection with the issuance of common shares	(152,608)
Net Cash Provided by Financing Activities	74,923,569
Net decrease in cash	(18,462,008)
Cash at Beginning of Period (including foreign currency)**	40,333,018
Cash at End of Period (including foreign currency)***	$ 21,871,010
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$ 7,434,816
Supplemental Disclosure of Non Operating Financing Activity:
Dividend reinvestment	$ 19,701,958

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

** Includes $34,792,184 of segregated cash from broker for swap agreements and $458,539 of foreign currency.

*** Includes $14,647,513 of segregated cash from broker for swap agreements and $517,831 of foreign currency.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 97

FINANCIAL HIGHLIGHTS	November 30, 2024

The information in this table for the fiscal years ended 2024, 2023, 2022, 2021 and 2020 is derived from the Fund’s financial statements and has been audited by Ernst & Young LLP, independent registered public accounting firm for the Fund.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30, 2024	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$ 11.95	$ 12.34	$ 14.33	$ 17.05	$ 15.29	$ 17.91
Income from investment operations:
Net investment income(a)	0.42	0.82	0.75	0.80	0.95	0.89
Net gain (loss) on investments (realized and unrealized)	0.67	0.98	(0.55)	(1.33)	3.00	(1.32)
Total from investment operations	1.09	1.80	0.20	(0.53)	3.95	(0.43)
Less distributions from:
Net investment income	(1.09)	(0.81)	(0.76)	(1.04)	(0.97)	(0.86)
Capital gains	—	(0.15)	(0.18)	(0.19)	—	—
Return of capital	—	(1.23)	(1.25)	(0.96)	(1.22)	(1.33)
Total distributions to shareholders	(1.09)	(2.19)	(2.19)	(2.19)	(2.19)	(2.19)
Net asset value, end of period	$ 11.95	$ 11.95	$ 12.34	$ 14.33	$ 17.05	$ 15.29
Market value, end of period	$ 15.80	$ 14.68	$ 15.69	$ 17.92	$ 20.90	$ 16.20
Total Return(b)
Net asset value	9.48%	15.72%	2.09%(f)	(3.99%)	27.20%	(2.79%)
Market value	15.86%	9.77%	0.80%	(3.48%)	45.59%	(7.96%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 1,865,016	$ 1,703,619	$ 1,473,694	$ 1,492,615	$ 878,041	$ 648,892
Ratio to average net assets of:
Net investment income, including interest expense	7.08%(h)	6.79%	5.81%	4.75%	5.72%	5.29%
Total expenses, including interest expense (c) (d)	2.55%(h)	2.90%	2.88%	1.83%	1.83%	1.21%
Portfolio turnover rate	9%	30%	26%	47%	64%	41%
Senior Indebtedness
Total borrowings outstanding (in thousands)(g)	$ 394,704	$ 361,456	$ 343,500	$ 128,000	$ 38,501	$ 19,300
Asset coverage per $1,000 of indebtedness(e)	$ 5,725	$ 5,713	$ 5,290	$ 12,661	$ 23,806	$ 34,621

See notes to financial statements.

98 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2024

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2019	2018	2017	2016	2015
Per Share Data:
Net asset value, beginning of period	$ 19.12	$ 19.78	$ 17.50	$ 19.61	$ 20.56
Income from investment operations:
Net investment income(a)	0.97	1.23	1.61	1.40	1.28
Net gain (loss) on investments (realized and unrealized)	0.01	0.30	2.86	(1.33)	(0.05)
Total from investment operations	0.98	1.53	4.47	0.07	1.23
Less distributions from:
Net investment income	(1.12)	(2.01)	(2.18)	(1.82)	(1.42)
Capital gains	(0.16)	(0.18)	(0.01)	(0.36)	(0.76)
Return of capital	(0.91)	—	—	—	—
Total distributions to shareholders	(2.19)	(2.19)	(2.19)	(2.18)	(2.18)
Net asset value, end of period	17.91	19.12	19.78	17.50	19.61
Market value, end of period	$ 19.96	$ 21.29	$ 20.94	$ 17.61	$ 21.21
Total Return(b)
Net asset value	5.43%	8.02%	26.76%	0.80%	6.39%
Market value	4.94%	13.31%	33.33%	-6.07%	8.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 641,825	$ 530,250	$ 410,465	$ 310,246	$ 342,988
Ratio to average net assets of:
Net investment income, including interest expense	5.26%	6.27%	8.55%	7.79%	6.44%
Total expenses, including interest expense(c) (d)	1.17%	1.52%	2.35%	2.38%	2.16%
Portfolio turnover rate	38%	48%	41%	116%	86%
Senior Indebtedness
Total borrowings outstanding (in thousands)	N/A	N/A	$ 16,705	$ 9,355	$ 45,489
Asset coverage per $1,000 of indebtedness(e)	N/A	N/A	$ 25,571	$ 34,164	$ 8,540

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 99

FINANCIAL HIGHLIGHTS continued	November 30, 2024

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(c)	The ratios of total expenses to average net assets applicable to common shares do not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratios, for the period ended November 30, 2024 and years ended May 31, the expense ratios would increase by:

November 30,
2024
(Unaudited)(h)	2024	2023	2022	2021	2020	2019	2018	2017	2016	2015
0.02%	0.07%	0.07%	0.06%	0.06%	0.09%	0.08%	0.00%*	0.00%*	0.00%*	0.02%

(d)	Excluding interest expense, the operating expense ratios for the period ended November 30, 2024 and the years ended May 31, would be:

November 30,
2024
(Unaudited)(h)	2024	2023	2022	2021	2020	2019	2018	2017	2016	2015
1.33%	1.39%	1.44%	1.51%	1.55%	1.17%	1.15%	1.33%	1.62%	1.74%	1.72%

(e)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings) from the Fund’s total assets and dividing by the borrowings. Effective August 19, 2022, the Fund’s obligations under reverse repurchase agreement transactions are treated as senior securities representing indebtedness for purposes of the 1940 Act. Accordingly, for the period ended November 30, 2024 and the years ended May 31, 2024 and May 31, 2023, Asset Coverage is calculated by subtracting the Fund’s total liabilities (not including the borrowings or reverse repurchase agreements) from the Fund’s total assets and dividing by the sum of the borrowings and reverse repurchase agreements.
(f)	The net increase from the payment by the Adviser totaling $216,351 relating to an operational issue contributed 0.01% to total return at net asset value for the year ended May 31, 2023.
(g)	Effective August 19, 2022, the Fund’s obligations under reverse repurchase agreement transactions are treated as senior securities representing indebtedness for purposes of the 1940 Act.
(h)	Annualized.
*	Less than 0.01%.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2024

Note 1 – Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is considered fundamental and may not be changed without shareholder approval.

Note 2 – Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and together with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Fund seeks to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews

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the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing service.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

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Typically, loans are valued using information provided by an independent third-party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all factors deemed relevant by the Adviser, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative instruments, such factors may include obtaining information as to how (a) these contracts and other derivative instruments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative instruments trade in the cash market.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the

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income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Discounts or premiums on debt securities purchased are accreted or amortized to interest income using the effective interest method. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities, and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement.

The Fund may receive other income from investments in senior loan interests, including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Fund and included in interest income on the Fund’s Statement of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Fund’s Statement of Operations at the end of the commitment period.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Fund’s Schedule of Investments.

The Fund invests in loans and other similar debt obligations (“obligations”). A portion of the Fund’s investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Fund may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Fund may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and

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fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Fund is subject to other risks associated with investments in (or exposure to) such obligations, including that obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(e) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(f) Distributions to Shareholders

The Fund intends to declare and pay monthly distributions to common shareholders. The Fund expects that distributions will generally consist of (i) investment company taxable income taxed as ordinary income, which includes, among other things, short-term capital gain and income from certain hedging and interest rate transactions, (ii) long-term capital gain and (iii) return of capital. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed the amount of the Fund’s earnings and profit available for distribution, the excess will be deemed a return of capital. A return of capital is generally not taxable and would

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reduce the shareholder’s tax basis in its shares, which would reduce the loss (or increase the gain) on a subsequent taxable disposition by such shareholder of the shares, until such shareholder’s basis reaches zero at which point subsequent return of capital distributions would constitute taxable capital gain to such shareholder. Shareholders receiving a return of capital may be under the impression that they are receiving net investment income or profit when they are not.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

(g) Restricted Cash

A portion of cash on hand relates to collateral received by the Fund for reverse repurchase agreements, forward foreign currency exchange contracts and options. This amount is presented on the Fund’s Statement of Assets and Liabilities as Segregated cash due to broker. At November 30, 2024, there was $3,339,189 of segregated cash due to broker. A portion of the Fund’s cash has been pledged as collateral for swap agreements, futures contracts and options. This amount is presented on the Fund’s Statement of Assets and Liabilities as Segregated cash due from broker. At November 30, 2024, there was $14,647,513 of segregated cash due from broker.

(h) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Fund’s Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(i) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference asset or obligation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by the Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

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(j) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(k) Futures Contracts

Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(l) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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(m) Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 3 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Fund’s Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate

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risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use and volume of call/put options purchased on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge, Speculation	$102,834,410	$140,563,351

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

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The following table represents the Fund’s use and volume of call/put options written on a monthly basis:

	Average Notional Amount
Use	Call	Put
Duration, Hedge, Income	$254,684,122	$23,904,687

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash due to or from broker on the Fund’s Statement of Assets and Liabilities; securities held as collateral are noted on the Fund’s Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a monthly basis:

	Average Notional Amount
Use	Long	Short
Index exposure, Speculation	$214,243,997	$–

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to

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include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a monthly basis:

	Average Notional Amount
Use	Long	Short
Hedge, Income	$66,252,085	$–

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a monthly basis:

	Average Notional Amount
	Pay	Receive
Use	Floating Rate	Floating Rate
Duration, Hedge	$143,900,000	$–

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if the Fund is selling the credit protection. If

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the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Fund’s use and volume of credit default swaps on a monthly basis:

	Average Notional Amount
	Protection	Protection
Use	Sold	Purchased
Hedge	$–	$46,259,341

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to seek to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward foreign currency exchange contracts on a monthly basis:

	Average Value
Use	Purchased	Sold
Hedge	$1,457,454	$170,190,327

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Foreign exchange/	Investment in unaffiliated	Options written, at value
Interest rate option contracts	issuers, at value
Currency forward contracts	Unrealized appreciation on	Unrealized depreciation
	forward foreign currency	on forward foreign
	exchange contracts	currency exchange
contracts
Credit/Equity/Interest rate	Unamortized upfront	Unamortized upfront
swap agreements	premiums paid on interest	premiums received on credit
	rate swap agreements	default swap agreements
	Unrealized appreciation on	Variation margin on credit
	OTC swap agreements	default swap agreements
Variation margin on interest
rate swap agreements
Equity futures contracts	Variation margin on	–
futures contracts

The following tables set forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at November 30, 2024:

Asset Derivative Investments Value
				Options			Forward
		Swaps		Purchased	Options	Options	Foreign	Total
Futures	Swaps	Interest	Swaps	Foreign	Purchased	Purchased	Currency	Value at
Equity	Equity	Rate	Credit	Exchange	Equity	Interest Rate	Exchange November 30,
Risk*	Risk	Risk	Risk	Risk	Risk	Risk	Risk	2024
$13,602,034	$9,234,103	$1,191,270	$—	$737,672	$97,172	$691,846	$112,443	$25,666,540
Liability Derivative Investments Value
				Options			Forward
		Swaps		Written	Options	Options	Foreign	Total
Futures	Swaps	Interest	Swaps	Foreign	Written	Written	Currency	Value at
Equity	Equity	Rate	Credit	Exchange	Equity	Interest Rate	Exchange November 30,
Risk*	Risk	Risk	Risk	Risk	Risk	Risk	Risk	2024
$—	$—	$4,086,525	$108,025	$—	$2,974,804	$572,520	$75,011	$7,816,885

* Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Fund’s Schedule of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Fund’s Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended November 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Credit/Equity/Interest rate swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation
(depreciation) on swap agreements
Equity/Foreign exchange/Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation
(depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation
(depreciation) on options written
Commodity/Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation
(depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign
currency exchange contracts
Net change in unrealized appreciation
(depreciation) on forward foreign currency
exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Fund’s Statement of Operations categorized by primary risk exposure for the period ended November 30, 2024:

Realized Gain(Loss) on Derivative Investments Recognized on the Statement of Operations
									Options	Forward
		Swaps			Options	Options	Options	Options	Purchased	Foreign
Futures	Swaps	Interest	Futures	Swaps	Written	Purchased	Written	Purchased	Foreign	Currency
Equity	Equity	Rate	Commodity	Credit	Equity	Equity	Interest	Interest	Exchange	Exchange
Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Total
$6,806,823	$(1,091,085)	$(2,309,135)	$1,410,970	$(302,370)	$(8,168,539)	$(15,994)	$(908,630)	$616,930	$—	$4,832,274	$871,244

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statement of Operations
									Options	Forward
		Swaps			Options	Options	Options	Options	Purchased	Foreign
Futures	Swaps	Interest	Futures	Swaps	Written	Purchased	Written	Purchased	Foreign	Currency
Equity	Equity	Rate	Commodity	Credit	Equity	Equity	Interest	Interest	Exchange	Exchange
Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Risk	Total
$14,741,853	$7,451,136	$4,131,470	$185,925	$(100,203)	$(1,734,011)	$(1,817,217)	$119,855	$568,391	$(173,963)	$570,059	$23,943,295

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve greater risks and risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 4 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Fund’s Statement of Assets and Liabilities as segregated cash due to or due from broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/ or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Fund’s Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and reverse repurchase agreements:

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Assets	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Assets[1]	Liabilities	Liabilities	Instruments	Received	Net Amount
Swap equity
agreements	$ 9,234,103	$ —	$ 9,234,103	$ (6,740,023)	$ —	$ 2,494,080
Options purchased
contracts	1,493,579	—	1,493,579	(580,262)	(119,312)	794,005
Interest rate
swap
agreements	1,191,270	—	1,191,270	—	—	1,191,270
Forward foreign
currency
exchange
contracts	112,443	—	112,443	(33,189)	(79,254)	—

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Liabilities	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral
Instrument	Liabilities[1]	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Forward foreign
currency
exchange
contracts	$ 75,011	$ —	$ 75,011	$ (40,931)	$ —	$ 34,080
Options written
contracts	572,520	—	572,520	(572,520)	—	—
Reverse
repurchase
agreements	391,004,341	—	391,004,341	(391,004,341)	—	—

1 Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 117

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments and reverse repurchase agreements as of November 30, 2024.

Counterparty	Asset Type	Cash Pledged	Cash Received
BofA Securities, Inc.	Credit default swap agreements	$ 1,430,731	$ —
BofA Securities, Inc.	Futures contracts	9,233,000	—
BofA Securities, Inc.	Interest rate swap agreements	3,693,782	—
Canadian Imperial
Bank of Commerce	Reverse repurchase agreements	—	1,774,700
Goldman Sachs International	Options	290,000	—
Goldman Sachs International	Reverse repurchase agreements	—	1,214,489
JPMorgan Chase Bank, N.A.	Forward foreign currency exchange contracts	—	230,000
Morgan Stanley Capital
Services LLC	Options	—	120,000
		$ 14,647,513	$ 3,339,189

Note 5 – Fees and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes office facilities and equipment, and provides administrative services on behalf of the Fund, and oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”). The Adviser provides all services through the medium of any directors, officers or employees of the Adviser or its affiliates as the Adviser deems appropriate in order to fulfill its obligations. As compensation for these services, the Fund pays the Adviser a fee, payable monthly, at an annual rate equal to 1.00% of the Fund’s average daily Managed Assets (as defined in this report).

Pursuant to an Investment Sub-Advisory Agreement among the Fund, the Adviser and GPIM, GPIM under the oversight and supervision of the Board and the Adviser, manages the investment of the assets of the Fund in accordance with its investment objective and policies, places orders to purchase and sell securities on behalf of the Fund, and, at the request of the Adviser, consults with the Adviser as to the overall management of the assets of the Fund and its investment policies and practices. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, at an annual rate equal to 0.50% of the Fund’s average daily Managed Assets, less 0.50% of the Fund’s average daily assets attributable to any investments by the Fund in Affiliated Investment Funds.

For purposes of calculating the fees payable under the foregoing agreements, “Managed Assets” means the total assets of the Fund (other than assets attributable to any investments by the Fund in Affiliated Investment Funds), including the assets attributable to the proceeds from any borrowings or other forms of financial leverage, minus liabilities, other than liabilities related to any financial leverage. “Affiliated Investment Funds” means investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles, advised or managed by the Fund’s investment Sub-Adviser or any of its affiliates.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

If the Fund invests in a fund that is advised by the Adviser or an adviser affiliated with the Adviser, the Adviser has agreed to waive Fund fees to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such fund. Fee waivers will be calculated at the Fund level without regard to any expense cap, if any, in effect for the Fund. Fees waived under this arrangement are not subject to reimbursement. For the period ended November 30, 2024, the Adviser waived fees in the amount of $92,867 related to investments by the Fund in such funds.

Certain officers and trustees of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers who are officers, directors and/or employees of the aforementioned firms.

GFIA pays operating expenses on behalf of the Fund, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator and accounting agent. As administrator and accounting agent, MUIS maintains the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily Managed Assets and certain out of pocket expenses.

Note 6 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, values will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities or other assets. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 7 – Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds are invested would affect the market value of the Fund’s assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the period ended November 30, 2024, the average daily balance for which reverse repurchase agreements were outstanding amounted to $376,732,084. The weighted average interest rate was 5.43%. As of November 30, 2024, there was $391,004,341 (inclusive of interest payable) in reverse repurchase agreements outstanding.

As of November 30, 2024, the Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rate(s)	Maturity Date	Face Value
Barclays Capital, Inc.	4.00% - 4.25%*	Open Maturity	$ 4,400,830
BofA Securities, Inc.	3.75% - 4.75%*	Open Maturity	18,472,389
Canadian Imperial Bank of Commerce	4.82% (U.S. Secured Commerce
	Overnight Financing Rate + 0.25%)**	01/09/25	34,089,330
Canadian Imperial Bank of Commerce	4.79%*	Open Maturity	18,746,895
Citigroup Global Markets, Inc.	4.74%*	Open Maturity	37,726,959
Goldman Sachs & Co. LLC	0.25% - 4.75%*	Open Maturity	73,751,718
RBC Capital Markets LLC	4.60% - 4.80%*	Open Maturity	22,318,546
Societe Generale	5.00% (U.S. Secured Overnight
	Financing Rate + 0.43%)**	12/09/24	81,450,117
Societe Generale	5.00% (U.S. Secured Overnight
	Financing Rate + 0.43%)**	01/06/25	78,282,553
Societe Generale	4.79% - 4.91%*	Open Maturity	9,577,679
Societe Generale	5.03% (U.S. Secured Overnight
	Financing Rate + 0.46%)**	01/06/25	3,007,773
TD Securities (USA) LLC	4.70%*	Open Maturity	9,179,552
			$ 391,004,341

* The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set of reference rate and spread. Rate indicated is the rate effective at November 30, 2024.

** Variable rate security. Rate indicated is the rate effective at November 30, 2024.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of November 30, 2024, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and			Greater than
Asset Type	Continuous	Up to 30 days	31-90 days	90 days	Total
Corporate Bonds	$134,962,649	$81,450,117	$115,379,656	$—	$331,792,422
Collateralized Mortgage Obligations	46,906,511	—	—	—	46,906,511
U.S. Government Securities	12,305,408	—	—	—	12,305,408
Total reverse repurchase
agreements	$194,174,568	$81,450,117	$115,379,656	$—	$391,004,341
Gross amount of recognized
liabilities for reverse repurchase
agreements	$194,174,568	$81,450,117	$115,379,656	$—	$391,004,341

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 121

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Note 8 – Borrowings

The Fund has entered into a $400,000,000, with the right to request an increase to $800,000,000, credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the lender. On June 7, 2024, the terms of the Fund’s credit facility agreement were amended to reduce the maximum amount available to borrow from $400,000,000 to $150,000,000. The maximum amount available to borrow under the Fund’s credit facility may change from time to time pursuant to the terms of the credit facility agreement. Under the most recent amended terms, the interest rate on the amount borrowed is based on the Secured Overnight Financing Rate (“SOFR”) plus 0.75%, 0.80%, or 0.85% depending on the eligible security types pledged as related collateral, and an unused commitment fee of 0.30% is charged on the difference between the amount available to borrow under the credit facility agreement and the actual amount borrowed. As of November 30, 2024, there was $3,700,000 outstanding in connection with the Fund’s credit facility. The average daily amount of borrowings on the credit facility during the period was $3,065,027 with a related average interest rate of 5.87%. The maximum amount outstanding during the period was $3,700,000. As of November 30, 2024, the total value of securities segregated and pledged as collateral in connection with borrowings was $132,597,394.

The credit facility agreement governing the loan facility includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

Note 9 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If the Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At November 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

	Tax	Tax	Net Tax Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$2,339,624,428	$55,669,687	$(125,247,168)	$(69,577,481)

As of May 31, 2024, (the most recent fiscal year end for U.S. federal tax purposes) tax components of distributable earnings/(loss) were as follows:

Undistributed	Undistributed	Net Unrealized	Accumulated	Other
Ordinary	Long-Term	Appreciation	Capital and	Temporary
Income	Capital Gain	(Depreciation)	Other Losses	Differences	Total
$—	$—	$(146,914,131)	$(18,543,007)	$—	$(165,457,138)

For the year ended May 31, 2024, (the most recent fiscal year end for U.S. federal income tax purposes) the tax character of distributions paid to shareholders as reflected in the Statements of Changes in Net Assets was as follows:

Ordinary	Long-Term	Return	Total
Income	Capital Gain	of Capital	Distributions
$104,758,916	$19,768,726	$159,703,627	$284,231,269

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 123

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Note 10 – Securities Transactions

For the period ended November 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$351,904,328	$196,301,041

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended November 30, 2024, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 11 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of November 30, 2024. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The Fund reserves against such contingent obligations by designating cash, liquid securities, illiquid securities, and liquid term loans as a reserve. As of November 30, 2024, the total amount segregated in connection with unfunded loan commitments and reverse repurchase agreements was $443,326,987.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

The unfunded loan commitments as of November 30, 2024, were as follows:

Borrower	Maturity Date	Face Amount*	Value
Accuride Corp.	01/23/25	760,451	$ 69,056
Alteryx, Inc.	02/08/31	1,498,611	—
Avalara, Inc.	10/19/28	700,000	6,476
Capstone Acquisition Holdings, Inc.	11/12/29	531,324	2,915
Care BidCo	05/04/28	EUR 1,000,000	48,200
Checkers Holdings, Inc.	06/16/27	139,346	—
Coller Capital Ltd.	09/25/36	3,572,063	—
Convergint	03/31/28	275,298	—
Datix Bidco Ltd.	10/25/30	2,020,000	108,294
Finastra USA, Inc.	09/13/29	212,087	20,896
Franchise Group, Inc.	04/30/25	751,277	7,513
Hanger, Inc.	10/15/31	536,122	—
Higginbotham Insurance Agency, Inc.	11/25/28	425,684	3,220
Integrated Power Services Holdings, Inc.	11/22/28	956,170	—
Lightning A	03/01/37	2,919,503	—
Lightning B	03/01/37	371,824	—
MB2 Dental Solutions LLC	01/29/31	1,989,519	38,477
Oil Changer Holding Corp.	02/08/27	1,027,955	15,419
Orion Group	03/19/27	1,149,783	—
Polaris Newco LLC	06/04/26	460,800	17,412
PT Intermediate Holdings III LLC	04/03/30	65,352	146
Shaw Development LLC	10/30/29	531,915	8,716
SHO Holding I Corp.	06/30/29	311,159	27,899
Thunderbird A	03/01/37	2,864,078	—
Thunderbird B	03/01/37	364,765	—
TK Elevator Midco GmbH	01/29/27	EUR 1,233,307	48,123
			$ 422,762
* The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR – Euro

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 125

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Note 12 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	05/05/15	$ 2,642,995	$ 2,532,391
CBC Insurance Revenue Securitization LLC
2016-1 5.25% due 07/15/46	08/09/19	268,963	244,634
Endo Luxembourg Finance Co I SARL /
Endo US, Inc.*	04/23/24	19,970	335
Endo Luxembourg Finance Co I SARL /
Endo US, Inc.*	04/23/24	11,343	190
Freddie Mac Military Housing Bonds
Resecuritization Trust Certificates
2015-R1 5.95% (WAC) due 11/25/52[1]	09/10/19	3,296,705	2,995,668
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	2,341,590	13,340
Nassau LLC
2019-1 3.98% due 08/15/34	08/16/19	846,152	778,671
		$ 9,427,718	$ 6,565,229

*	Non-income producing security.
[1]	Variable rate security. Rate indicated is the rate effective at November 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security is in default of interest and/or principal obligations.

Note 13 – Capital

Common Shares

The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 156,058,734 shares issued and outstanding as of November 30, 2024.

Transactions in common shares were as follows:
	Period Ended	Year Ended
	November 30, 2024	May 31, 2024
Beginning shares	142,615,463	119,342,322
Shares issued through at-the-market offering	12,105,693	20,732,200
Shares issued through dividend reinvestment	1,337,578	2,540,941
Ending shares	156,058,734	142,615,463

On September 20, 2021, the Fund filed a shelf registration allowing for the delayed or continuous offering of up to $700,000,000 of common shares. The Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. (“Cantor Fitzgerald”) on September 16, 2021, as amended, to offer and sell common shares having an aggregated initial offering price of up to $374,537,331, from time to time, through Cantor Fitzgerald as agent for the Fund. On March 24, 2023, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald to offer and sell common shares having an aggregated initial offering price of up to $330,024,727, from time to time, through Cantor Fitzgerald as agent for the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

On May 3, 2024, the Fund’s current shelf registration allowing for the delayed or continuous offering of additional shares became effective. The shelf registration statement allows for the issuance of up to $850,000,000 of common shares. The Fund entered into an at-the-market sales agreement with Cantor Fitzgerald on May 3, 2024, as amended, to offer and sell common shares having an aggregated initial offering price of up to $850,000,000, from time to time, through Cantor Fitzgerald as agent for the Fund.

As of November 30, 2024, up to $641,441,658 of common shares remained available under the at-the-market sales agreement. For the period ended November 30, 2024, the Fund paid $152,608 for offering costs associated with the at-the market offering, and will be responsible for additional offering costs in the future of up to 0.60% of the offering price of common shares sold pursuant to the shelf registration statement.

A portion of the proceeds of the foregoing offering is usually used to pay distributions and may be a return of capital. If the Fund does not conduct such offering, it may not be able to maintain distributions at historical levels. There is no guarantee that the Fund will sell all of the common shares available for sale under its shelf registration statement or that there will be any sales of common shares thereunder and, from time to time, the Fund may be unable to sell its common shares under its shelf registration statement.

Note 14 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, issuers or particular industries or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental or man-made disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other types of similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing or similar types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 127

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2024

Note 15 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

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OTHER INFORMATION (Unaudited)	November 30, 2024

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2025, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the U.S. federal tax status of the distributions received by shareholders in the calendar year 2024.

Delaware Statutory Trust Act-Control Share Acquisition

Under Delaware law applicable to the Fund as of August 1, 2022, if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an amount that equals or exceeds certain percentage thresholds specified under Delaware law (beginning at 10% or more of shares of the Fund), the shareholder’s ability to vote certain of these shares may be limited.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 129

OTHER INFORMATION (Unaudited) continued	November 30, 2024

Trustees

The Trustees of the Guggenheim Strategic Opportunities Fund and their principal occupations during the past five years:

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Independent Trustees:
Randall C. Barnes	Trustee and	Since 2007	Current: Private Investor (2001-present).	127	Current: Advent Convertible and
(1951)	Chair of the	(Trustee)			Income Fund (2005-present); Purpose
	Valuation	Since 2020	Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997);		Investments Funds (2013-present).
	Oversight	(Chair of the	President, Pizza Hut International (1991-1993); Senior Vice President,
	Committee	Valuation	Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).		Former: Guggenheim Energy & Income
		Oversight			Fund (2015-2023); Fiduciary/Claymore
		Committee)			Energy Infrastructure Fund (2004-2022);
Guggenheim Enhanced Equity Income
Fund (2005-2021); Guggenheim Credit
Allocation Fund (2013-2021).
Angela Brock-Kyle	Trustee	Since 2019	Current: Retired	126	Current: Hunt Companies, Inc. (2019-
(1959)					present); Mutual Fund Directors
			Former: Founder and Chief Executive Officer, B.O.A.R.D.S. (consulting firm)		Forum (2022-present); Bowhead
			(2013-2023); Senior Leader, TIAA (financial services firm) (1987-2012).		Specialty Holdings, Inc. (May 2024-
present).
Former: Bowhead Insurance GP, LLC
(2020-Sep. 2024); Guggenheim Energy
& Income Fund (2019-2023); Fiduciary/
Claymore Energy Infrastructure Fund
(2019-2022); Guggenheim Enhanced
Equity Income Fund (2019-2021);
Guggenheim Credit Allocation Fund
(2019-2021); Infinity Property &
Casualty Corp. (2014-2018).

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OTHER INFORMATION (Unaudited) continued	November 30, 2024

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Independent Trustees continued:
Thomas F. Lydon, Jr.	Trustee and	Since 2019	Current: President, Global Trends Investments (registered investment	126	Current: US Global Investors, Inc.
(1960)	Chair of the	(Trustee)	adviser) (1996-present); Chief Executive Officer, Lydon Media		(GROW) (1995-present); The 2023 ETF
	Contracts	Since 2020	(2016-present).		Series Trust (4) (2023-present); The
	Review	Chair of the			2023 ETF Series Trust II (1)
	Committee	(Contracts	Former: Vice Chairman, VettaFi, a wholly owned subsidiary of The TMX		(2023-present).
		Review	Group (financial advisor content, research, index and digital
		Committee)	distribution provider) (2022-Apr. 2024); Chief Executive Officer, ETF Flows,		Former: Guggenheim Energy & Income
			LLC (financial advisor education and research provider) (2019-2023);		Fund (2019-2023); Fiduciary/Claymore
			Director, GDX Index Partners, LLC (index provider) (2021-2023).		Energy Infrastructure Fund (2019-2022);
Guggenheim Enhanced Equity Income
Fund (2019-2021); Guggenheim Credit
Allocation Fund (2019-2021); Harvest
Volatility Edge Trust (3) (2017-2019).
Ronald A. Nyberg	Trustee and	Since 2007	Current: Of Counsel (formerly Partner), Momkus LLP (law firm)	126	Current: Advent Convertible and
(1953)	Chair of the		(2016-present).		Income Fund (2003-present).
Nominating and
	Governance		Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive		Former: PPM Funds (2) (2018-Dec.
	Committee		Vice President, General Counsel, and Corporate Secretary, Van Kampen		2024); Endeavor Health (2012-Dec.
			Investments (1982-1999).		2024); Guggenheim Energy & Income
Fund (2015-2023); Fiduciary/Claymore
Energy Infrastructure Fund (2004-2022);
Guggenheim Enhanced Equity Income
Fund (2005-2021); Guggenheim Credit
Allocation Fund (2013-2021); Western
Asset Inflation-Linked Opportunities
& Income Fund (2004-2020); Western
Asset Inflation-Linked Income Fund
(2003-2020).

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 131

OTHER INFORMATION (Unaudited) continued	November 30, 2024

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Independent Trustees continued:
Sandra G. Sponem	Trustee and	Since 2019	Current: Retired.	126	Current: SPDR Series Trust (85)
(1958)	Chair of the	(Trustee)			(2018-present); SPDR Index Shares
	Audit	Since 2020	Former: Senior Vice President and Chief Financial Officer, M.A.		Funds (25) (2018-present); SSGA
	Committee	(Chair of the	Mortenson-Companies, Inc. (construction and real estate development		Active Trust (32) (2018-present).
		Audit	company) (2007-2017).
		Committee)			Former: Guggenheim Energy & Income
Fund (2019-2023); Fiduciary/Claymore
Energy Infrastructure Fund (2019-2022);
Guggenheim Enhanced Equity Income
Fund (2019-2021); Guggenheim Credit
Allocation Fund (2019-2021); SSGA
Master Trust (1) (2018-2020).
Ronald E. Toupin, Jr.	Trustee,	Since 2007	Current: Portfolio Consultant (2010-present); Member, Governing Council,	126	Former: Guggenheim Energy & Income
(1958)	Chair of the		Independent Directors Council (2013-present); Governor, Board of		Fund (2015-2023); Fiduciary/Claymore
	Board and		Governors, Investment Company Institute (2018-present).		Energy Infrastructure Fund
	Chair of the				(2004-2022); Guggenheim Enhanced
	Executive				Equity Income Fund (2005-2021);
	Committee		Former: Member, Executive Committee, Independent Directors Council		Guggenheim Credit Allocation Fund
			(2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset		(2013-2021); Western Asset Inflation-
			Management (1998-1999); Vice President, Nuveen Investment Advisory Corp.		Linked Opportunities & Income Fund
			(1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts		(2004-2020); Western Asset Inflation-
			(1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen		Linked Income Fund (2003-2020).
Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc.
(registered broker dealer) (1982-1999).

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OTHER INFORMATION (Unaudited) continued	November 30, 2024

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees***
Interested Trustee:
Amy J. Lee****	Trustee, Vice	Since 2018	Current: Interested Trustee, certain other funds in the Fund Complex	126	Former: Guggenheim Energy & Income
(1961)	President	(Trustee)	(2018-present); Chief Legal Officer, certain other funds in the Fund Complex		Fund (2018-2023); Fiduciary/Claymore
	and Chief	Since 2014	(2014-present); Vice President, certain other funds in the Fund Complex		Energy Infrastructure Fund
	Legal Officer	(Chief Legal	(2007-present); Senior Managing Director, Guggenheim Investments		(2018-2022); Guggenheim Enhanced
		Officer) Since	(2012-present).		Equity Income Fund (2018-2021);
		2012 (Vice			Guggenheim Credit Allocation Fund
		President)	Former: President and Chief Executive Officer, certain other funds in the		(2018-2021).
Fund Complex (2017-2019); Vice President, Associate General Counsel and
Assistant Secretary, Security Benefit Life Insurance Company and Security
Benefit Corporation (2004-2012).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. After a Trustee’s initial term, each Trustee is expected to serve a two year term concurrent with the class of Trustees for which he or she serves.
-	Mr. Barnes and Mses. Lee and Brock-Kyle are Class I Trustees. Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2025.
-	Messrs. Nyberg, Lydon, Jr., Toupin, Jr. and Ms. Sponem are Class II Trustees. Class II Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2026.
***	Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.
****	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

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OTHER INFORMATION (Unaudited) continued	November 30, 2024

Officers

The Officers of the Guggenheim Strategic Opportunities Fund and their principal occupations during the past five years:

Position(s)
	Held	Term of Office
Name, Address*	with	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past Five Years
Officers:
Brian E. Binder	President	Since 2018	Current: Board Member & Chairman of the Board, Guggenheim Credit Income Fund (Dec. 2024-present); President, Mutual Funds
(1972)	and Chief		Boards and Senior Managing Director, Guggenheim Funds Investment Advisors, LLC and, Security Investors, LLC (2018-present);
	Executive		Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc
	Officer		(2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).
Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and
President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018);
Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd.
(2010-2012).
James M. Howley	Chief	Since 2022	Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer,
(1972)	Financial		certain other funds in the Fund Complex (2022-present).
Officer, Chief
	Accounting		Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen
	Officer and		Investments, Inc. (1996-2004).
Treasurer
Mark E. Mathiasen	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
(1978)

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OTHER INFORMATION (Unaudited) continued	November 30, 2024

Position(s)
	Held	Term of Office
Name, Address*	with	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupation(s) During Past Five Years
Glenn McWhinnie	Assistant	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex
(1969)	Treasurer		(2016-present).
Michael P. Megaris	Assistant	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments
(1984)	Secretary		(2012-present).
Elisabeth Miller	Chief	Since 2024	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim
(1968)	Compliance		Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).
Officer
Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018);
Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior
Manager, Guggenheim Distributors, LLC (2004-2014).
Kimberly J. Scott	Assistant	Since 2012	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).
(1974)	Treasurer
Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van
Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen
Investments, Inc./Morgan Stanley Investment Management (2005-2009).
Jon Szafran	Assistant	Since 2017	Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).
(1989)	Treasurer
Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors
(North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund
Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 135

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2024

Unless the registered owner of common shares elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases. For federal income tax purposes, the Fund generally would be able to claim a deduction for distributions to shareholders with respect to the common shares issued at up to a 5-percent discount from the closing market value pursuant to the Plan.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the

136 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2024

market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170: Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 137

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FUND INFORMATION	November 30, 2024

Board of Trustees	Investment Adviser

Randall C. Barnes

Angela Brock-Kyle

Amy J. Lee*

Thomas F. Lydon, Jr.

Ronald A. Nyberg

Sandra G. Sponem

Ronald E. Toupin, Jr.,

Chairman

* This Trustee is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Fund because of her affiliation with Guggenheim Investments.

Principal Executive Officers

Brian E. Binder

President and Chief Executive Officer

Elisabeth Miller

Chief Compliance Officer

Amy J. Lee

Vice President and Chief Legal Officer

Mark E. Mathiasen

Secretary

James M. Howley

Chief Financial Officer, Chief Accounting Officer and Treasurer

Guggenheim Funds Investment
Advisors, LLC
Chicago, IL

Investment Sub-Adviser
Guggenheim Partners Investment
Management, LLC
Santa Monica, CA

Administrator and Accounting Agent
MUFG Investor Services (US), LLC
Rockville, MD

Custodian
The Bank of New York Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
Washington, D.C.

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Tysons, VA

142 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION continued	November 30, 2024

Privacy Principles of Guggenheim Strategic Opportunities Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Guggenheim Strategic Opportunities Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent: Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; (866) 488-3559 or online at www.computershare.com/investor

This report is provided to shareholders of Guggenheim Strategic Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you may receive paper copies of your shareholder reports; if you invest directly with the Fund, you may call Computershare at 1-866-488-3559. Your election to receive reports in paper form may apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Guggenheim closed-end funds you hold.

The Fund's Statement of Additional Information includes additional information about directors of the Fund and is available, without charge, upon request, by calling the Fund at (888) 991-0091.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 991-0091 and on the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 991-0091, by visiting the Fund’s website at guggenheiminvestments.com/gof or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for the reporting periods ended prior to August 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC website at www.sec.gov or at guggenheiminvestments.com/gof.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market or in private transactions.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 143

ABOUT THE FUND MANAGERS

Guggenheim Funds Investment Advisors, LLC

Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), which includes Guggenheim Funds Investment Advisors, LLC (“GFIA”) the investment adviser to the referenced fund. Collectively Guggenheim Investments has a long, distinguished history of serving institutional investors, ultra-high-net-worth individuals, family offices and financial intermediaries. Guggenheim Investments offers clients a wide range of differentiated capabilities built on a proven commitment to investment excellence.

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.

Investment Philosophy

GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

Investment Process

GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/25)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

CEF-GOF-SAR-1124

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to this registrant.
(b)	Not applicable to this registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to this registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to this registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reporting period.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reporting period.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The registrant has not participated in securities lending activities during the period covered by this report.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)        Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Strategic Opportunities Fund

By: /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: February 5, 2025

By: /s/ James Howley

Name: James Howley

Title: Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: February 5, 2025